September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Capital Allocation Term Trust (BCAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 1.4%
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 10.34%, 04/20/34	USD	375	$ 374,899
Apidos CLO XXXVII, Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.89%, 10/22/34		250	250,486
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3-mo. CME Term SOFR + 6.96%), 11.28%, 10/15/34		1,250	1,249,406
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,018,154
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 7.63%, 07/15/32		2,700	2,710,692
Canyon CLO Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.27%, 10/15/37		750	753,397
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.33%, 10/15/34		500	501,130
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 7.89%, 07/20/34		1,250	1,249,107
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 8.33%, 07/14/34		500	501,155
OCP CLO Ltd.
Series 2019-16A, Class ER, (3-mo. CME Term SOFR + 6.61%), 10.94%, 04/10/33		400	398,672
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.43%, 07/20/37		500	504,541
Series 2020-AR, Class D1R, (3-mo. CME Term SOFR + 3.60%), 7.87%, 04/18/37		3,500	3,519,156
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.63%, 07/15/34		250	249,983
Regatta XX Funding Ltd., Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.92%, 01/15/38		1,500	1,505,124
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 11.17%, 07/15/35		750	749,586
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 7.94%, 07/20/34		250	249,642
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(c)		1,000	—
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 7.47%, 07/25/37		500	504,498
Whitebox CLO I Ltd.
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.42%, 07/24/36		250	250,657
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.07%, 07/24/36		1,300	1,300,335
Series 2019-1A, Class SUB, 0.00%, 07/24/36		1,000	613,223
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.22%, 10/24/37		2,750	2,772,443
Whitebox CLO III Ltd.
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.17%, 10/15/35		500	504,007
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.97%, 10/15/35		500	499,771
			22,230,064
Ireland(a) — 1.3%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 5.79%, 02/15/37(d)	EUR	250	297,071
Security		Par (000)	Value
Ireland (continued)
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.14%, 04/25/34(b)	EUR	868	$ 1,029,052
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.24%, 11/15/37(d)		300	354,195
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.59%, 04/25/39(d)		350	417,446
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 0.00%, 07/25/39(d)		160	189,549
ARES European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 5.02%, 04/20/32(b)		875	1,031,332
Arini European CLO IV DAC, Series 4X, Class D, (3- mo. EURIBOR + 3.50%), 5.53%, 01/15/38(d)		430	513,884
Arini European CLO V DAC, Series 5X, Class D, (3- mo. EURIBOR + 2.80%), 5.17%, 01/15/39(d)		230	269,972
Aurium CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.15%), 5.28%, 10/15/38(d)		100	118,770
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(d)		160	187,398
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.08%, 01/15/38(d)		170	200,716
Avoca Static CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.90%), 4.93%, 01/15/35(d)		150	177,018
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 5.19%, 10/25/37(d)		350	415,103
CIFC European Funding CLO III DAC, Series 3A, Class D, (3-mo. EURIBOR + 3.60%), 5.63%, 01/15/34(b)		700	829,115
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.13%, 10/15/37(d)		230	271,829
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.42%, 01/23/38(d)		290	344,288
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.23%, 11/20/38(d)		220	261,114
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 5.82%, 12/23/33(b)		2,300	2,740,079
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 4.84%, 08/15/33(d)		700	823,006
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.74%, 02/15/38(d)		300	350,333
Hambridge Euro CLO 1 DAC, Series 1X, Class D, 10/20/38(d)(e)		210	246,551
Harvest CLO XXXII DAC, Series 2032X, Class D, (3- mo. EURIBOR + 3.60%), 5.54%, 07/25/37(d)		209	249,282
Henley CLO IV DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 4.94%, 04/25/34(b)		1,000	1,184,202
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(d)		330	389,869
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.13%, 01/15/38(d)		220	261,937
Invesco Euro CLO V DAC, Series 5A, Class D, (3-mo. EURIBOR + 3.80%), 6.08%, 01/15/34(b)		3,150	3,701,532
Jubilee CLO XXIX DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 5.23%, 01/15/39(d)		370	438,936
Palmer Square European Loan Funding DAC(d)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.19%, 05/15/34		250	294,281
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.09%, 05/15/34		220	260,434

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.29%, 08/15/38(d)	EUR	232	$ 274,220
Prodigy Finance DAC(b)
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 8.02%, 07/25/51	USD	58	59,243
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 10.17%, 07/25/51		58	59,542
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.23%, 10/15/38(d)	EUR	238	281,875
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/37(d)		290	342,457
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.50%), 5.42%, 07/15/38(d)		190	225,634
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.27%, 04/20/37(d)		470	557,687
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 08/25/38(d)		170	201,859
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.20%, 04/16/39(d)		350	415,820
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.27%, 10/20/38(d)		340	401,197
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 5.48%, 01/15/38(d)		320	381,919
			21,049,747
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	297	416,427
United States — 2.2%
Ajax Mortgage Loan Trust(b)
Series 2021-G, Class A, 4.88%, 06/25/61(a)	USD	3,269	3,266,321
Series 2021-G, Class B, 6.75%, 06/25/61(a)		723	818,370
Series 2021-G, Class C, 0.00%, 06/25/61		1,260	1,269,639
Citigroup Mortgage Loan Trust(a)
Series 2007-AHL2, Class A3B, (1-mo. Term SOFR + 0.31%), 4.47%, 05/25/37		3,886	2,625,025
Series 2007-AHL3, Class A3B, (1-mo. Term SOFR + 0.28%), 4.44%, 07/25/45		2,835	1,983,549
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(b)		140	134,701
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(b)(c)		5	1,684,120
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)		2,399	2,337,103
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		2,830	2,836,035
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(b)		2,320	2,207,315
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class E, 5.40%, 03/20/36		1,420	1,375,931
Series 2021-BA, Class E, 4.68%, 11/20/36		540	502,540
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,519,050
Series 2021-BA, Class D, 4.75%, 04/20/62		340	304,570
Series 2021-CA, Class D, 4.44%, 04/20/62		110	94,736
Progress Residential, Series 2021-SFR3, Class H, 4.75%, 05/17/26(b)		1,140	1,133,053
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(c)		4,780	4,630,864
Security		Par (000)	Value
United States (continued)
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31(b)	USD	800	$ 783,386
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	382,504
SMB Private Education Loan Trust(b)
Series 2021-A, Class D1, 3.86%, 01/15/53		1,186	1,080,868
Series 2021-A, Class D2, 3.86%, 01/15/53		647	589,634
Series 2021-C, Class D, 3.93%, 01/15/53		260	233,211
Sofi Professional Loan Program LLC, Series 2018-A, Class R1, 0.00%, 02/25/42(b)		115	1,283,947
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1-mo. Term SOFR + 1.91%), 6.07%, 05/25/35(a)		182	179,323
Tricon Residential Trust(b)
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,356,094
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	874,112
			35,486,001
Total Asset-Backed Securities — 4.9% (Cost: $86,681,612)			79,182,239

	Shares
Common Stocks
Canada — 1.2%
Algoma Steel Group, Inc.	178,901	635,993
Cameco Corp.	173,826	14,577,048
Suncor Energy, Inc.	87,340	3,655,013
		18,868,054
Cayman Islands(f) — 0.1%
Accelerant Holdings, Class A	12,857	191,441
Bullish	30,650	1,949,646
		2,141,087
Chile — 0.0%
Wom New Holdco(c)(f)	599	13,777
China — 0.9%
Alibaba Group Holding Ltd., ADR	3,707	662,552
BYD Co. Ltd., Class H	306,000	4,325,211
Tencent Holdings Ltd.	109,167	9,302,076
		14,289,839
Denmark — 0.4%
DSV A/S	23,902	4,774,916
Novo Nordisk A/S, Class B	30,598	1,703,746
		6,478,662
France — 1.5%
Arkema SA	20,886	1,324,341
Cie de Saint-Gobain SA	61,086	6,618,766
EssilorLuxottica SA	28,882	9,408,420
Hermes International SCA	2,602	6,398,421
Societe Generale SA	12,265	816,559
		24,566,507
Germany — 0.2%
Northern Data AG(f)	4,783	98,937
SAP SE	11,360	3,041,837
		3,140,774
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
India — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $5,113,105)(c)(f)(g)	2,279	$ —
Israel — 0.0%
Deep Instinct Ltd.(c)(f)	66,096	3,966
Italy — 1.5%
Intesa Sanpaolo SpA	1,839,986	12,179,195
Leonardo SpA	11,182	715,499
UniCredit SpA	144,361	10,985,162
		23,879,856
Japan — 0.0%
FANUC Corp.	15	431
Rakuten Group, Inc.(f)	112,800	731,470
		731,901
Macau — 0.0%
Wynn Macau Ltd.	534,519	495,694
Netherlands — 1.0%
ASML Holding NV	15,389	15,007,152
ING Groep NV	62,974	1,650,911
		16,658,063
Spain — 0.4%
CaixaBank SA	84,877	896,464
Cellnex Telecom SA(b)	159,693	5,531,355
		6,427,819
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253)(c)(f)(g)	2,732	—
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,145	21,545,827
United Kingdom — 2.4%
BAE Systems PLC	492,909	13,720,821
Compass Group PLC	196,450	6,696,143
Flutter Entertainment PLC(f)	7,485	1,901,190
Genius Sports Ltd.(f)	140,437	1,738,610
National Grid PLC	489,463	7,032,927
RELX PLC	145,997	6,975,562
Teya Services Ltd., (Acquired 11/16/21, Cost: $2,398,802)(c)(f)(g)	1,235	404,030
		38,469,283
United States — 46.6%
Advanced Micro Devices, Inc.(f)	2,700	436,833
Air Products and Chemicals, Inc.	11,746	3,203,369
Alphabet, Inc., Class C	126,339	30,769,863
Amazon.com, Inc.(f)(h)	180,230	39,573,101
AMC Networks, Inc., Class A(f)	9,801	80,760
Amentum Holdings, Inc.(f)	33,844	810,564
Apollo Global Management, Inc.	36,436	4,855,826
Apple, Inc.	126,850	32,299,815
Autodesk, Inc.(f)	14,902	4,733,918
Bank of America Corp.	305,347	15,752,852
Boeing Co.(f)	49,201	10,619,052
Boston Scientific Corp.(f)(h)	128,567	12,551,996
BP PLC	73,129	419,881
Broadcom, Inc.	67,195	22,168,302
Caesars Entertainment, Inc.(f)	19,728	533,149
Capital One Financial Corp.	44,119	9,378,817
Caresyntax, Inc.(c)(f)	15,359	5,068
Carrier Global Corp.	5,949	355,155
Security	Shares	Value
United States (continued)
Centene Corp.(f)	31,726	$ 1,131,984
Century Communities, Inc.	15,990	1,013,286
Chevron Corp.	45,738	7,102,654
Cisco Systems, Inc.	115,907	7,930,357
Citigroup, Inc.	142,279	14,441,318
Coinbase Global, Inc., Class A(f)	789	266,280
Comerica, Inc.	1,300	89,076
Confluent, Inc., Class A(f)	131,710	2,607,858
Core Scientific, Inc.(f)	103,904	1,864,038
Costco Wholesale Corp.	16,253	15,044,264
CRH PLC	65,384	7,839,542
Crown PropTech Acquisitions(c)(f)	84,264	69,360
Crown PropTech Acquisitions, Class A(f)	29,568	336,484
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(f)(g)(i)	— (j)	4,436,210
Delta Air Lines, Inc.	63,703	3,615,145
DR Horton, Inc.	28,111	4,763,971
Duke Energy Corp.	5,700	705,375
EchoStar Corp., Class A(f)	56,142	4,287,003
Eli Lilly & Co.	20,111	15,344,693
EOG Resources, Inc.	4,165	466,980
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(c)(f)(g)	2,824	1,975,162
EQT Corp.	71,847	3,910,632
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $1,482,935)(c)(f)(g)	2,532	911
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(c)(f)(g)	126,282	7,724,670
Figma, Inc., Class A(f)	4,615	239,380
First Citizens BancShares, Inc., Class A	228	407,928
First Horizon Corp.	7,186	162,475
Flagstar Financial, Inc.	254,364	2,937,904
Flowco Holdings, Inc., Class A	56,042	832,224
Flyr AS(c)(f)	421,209	4
Formentera Partners Fund II LP(c)(f)(i)	— (j)	3,134,282
Freeport-McMoRan, Inc.	173,864	6,818,946
Freewire Equity(c)(f)	45	—
General Electric Co.	9,153	2,753,405
Hilton Worldwide Holdings, Inc.	10,312	2,675,345
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(c)(f)(g)	2,660,000	1,915,200
Home Depot, Inc.	29,553	11,974,580
Intel Corp.	28,500	956,175
Intuit, Inc.	8,293	5,663,373
Intuitive Surgical, Inc.(f)	13,642	6,101,112
JPMorgan Chase & Co.	60,895	19,208,110
Lam Research Corp.	6,051	810,229
Latch, Inc.(f)	142,273	14,085
Lionsgate Studios Corp.(f)	95,306	657,611
Live Nation Entertainment, Inc.(f)	32,426	5,298,408
Lumen Technologies, Inc.(f)	272,406	1,667,125
M/I Homes, Inc.(f)	4,074	588,449
Marsh & McLennan Cos., Inc.	53,595	10,801,000
Mastercard, Inc., Class A	28,760	16,358,976
McDonald’s Corp.	7,321	2,224,779
McKesson Corp.	12,864	9,937,955
Medtronic PLC	80,529	7,669,582
Meritage Homes Corp.	12,647	916,022
Meta Platforms, Inc., Class A	31,205	22,916,328
Micron Technology, Inc.	70,921	11,866,502
Microsoft Corp.(h)	108,244	56,064,980
MNTN, Inc., (Acquired 11/05/21, Cost: $1,353,207)(f)(g)	58,924	1,093,040

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
MongoDB, Inc., Class A(f)	2,976	$ 923,691
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(c)(f)(g)	816	—
Netflix, Inc.(f)	4,619	5,537,811
NextEra Energy, Inc.	116,286	8,778,430
NRG Energy, Inc.	4,984	807,159
NVIDIA Corp.	230,545	43,015,086
Oracle Corp.	30,037	8,447,606
Palantir Technologies, Inc., Class A(f)	18,885	3,445,002
Palladyne AI Corp.(f)	7,517	64,571
Paramount Skydance Corp., Class B	3,734	70,647
Philip Morris International, Inc.	26,534	4,303,815
Playstudios, Inc., Class A(f)	226,924	218,437
Progressive Corp.	43,521	10,747,511
Relativity Space, Inc.(c)(f)	496	511
Rotor Acquisition Corp.(f)	3,978	34,172
Salesforce, Inc.	28,678	6,796,686
Sanofi SA	47,778	4,524,288
Sarcos Technology & Robotics Corp.(f)	160,743	1,380,784
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(f)(g)	115,000	785,273
ServiceNow, Inc.(f)	3,532	3,250,429
ServiceTitan, Inc., Class A(f)	10,244	1,032,903
Shell PLC	325,312	11,668,115
Six Flags Entertainment Corp.(f)	43,361	985,162
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(c)(f)(g)	12,621	77,241
Solaris Energy Infrastructure, Inc., Class A	87,644	3,503,131
Sonder Holdings, Inc., Class A(f)	37,498	47,622
Source Global PBC(c)(f)	4,622	370
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $1,663,335)(c)(f)(g)	20,535	4,202,282
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $1,785,240)(c)(f)(g)	22,040	4,510,266
Starz Entertainment Corp.(f)	3,086	45,457
Stryker Corp.	24,421	9,027,711
Tesla, Inc.(f)	24,905	11,075,752
Thermo Fisher Scientific, Inc.	3,447	1,671,864
TJX Cos., Inc.	74,209	10,726,169
Toll Brothers, Inc.	4,111	567,894
Trane Technologies PLC	22,336	9,424,899
TransDigm Group, Inc.	4,093	5,394,656
Tri Pointe Homes, Inc.(f)	27,655	939,440
Uber Technologies, Inc.(f)	15,980	1,565,561
Union Pacific Corp.	17,896	4,230,078
United Airlines Holdings, Inc.(f)	18,827	1,816,805
UnitedHealth Group, Inc.	1,919	662,631
Valero Energy Corp.	13,738	2,339,032
Vertex Pharmaceuticals, Inc.(f)	4,657	1,823,867
Vertiv Holdings Co., Class A	47,945	7,232,983
Vistra Corp.	40,821	7,997,650
Walmart, Inc.	202,079	20,826,262
Walt Disney Co.	61,718	7,066,711
Warner Bros Discovery, Inc., Class A(f)	75,452	1,473,578
Wells Fargo & Co.	108,005	9,052,979
Williams Cos., Inc.	80,729	5,114,182
Wolfspeed, Inc.	1,112	31,816
		759,448,066
Total Common Stocks — 57.5% (Cost: $638,358,477)		937,159,175

Security		Par (000)	Value
Corporate Bonds
Argentina(b) — 0.0%
Telecom Argentina SA, 9.25%, 05/28/33	USD	56	$ 55,029
Vista Energy Argentina SAU, 8.50%, 06/10/33		102	103,938
			158,967
Australia — 0.5%
AGL Energy Ltd., 5.77%, 09/30/35(d)	AUD	200	132,263
Mineral Resources Ltd., 9.25%, 10/01/28(b)	USD	255	267,191
Oceana Australian Fixed Income Trust, A Note Upsize(c)
10.50%, 07/31/28	AUD	1,980	1,331,522
Class A, 12.50%, 07/31/26		2,822	1,907,091
Class A, 12.50%, 07/31/27		4,703	3,252,014
Pacific National Finance Pty. Ltd., (Update Replacements.xls: ADSWAP5 + 3.85%), 7.75%, 12/11/54(a)(d)		190	129,189
Port of Newcastle Investments Financing Pty. Ltd., 6.10%, 07/18/33(d)		180	122,357
Scentre Group Trust 1, 5.35%, 09/18/35(d)		430	280,858
			7,422,485
Belgium — 0.0%
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	198,829
Brazil — 0.1%
LD Celulose International GmbH, 7.95%, 01/26/32(b)		200	211,200
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)		182	156,353
Petrobras Global Finance BV, 6.75%, 01/27/41		193	194,821
Samarco Mineracao SA(k)
(9.50% PIK), 9.50%, 06/30/31(d)		76	76,576
(9.50% PIK), 9.50%, 06/30/31(b)		33	32,960
Vale Overseas Ltd., 6.40%, 06/28/54		116	119,048
			790,958
Canada — 0.8%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(b)		1,769	1,845,002
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(d)	EUR	384	461,213
HR Ottawa LP, 11.00%, 03/31/31(b)	USD	9,537	10,511,353
			12,817,568
Chile(b) — 0.0%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)		285	301,419
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(k)(l)		315	280,757
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(k)		13	12,101
			594,277
China — 0.1%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(l)		223	409,651
Fantasia Holdings Group Co. Ltd.(d)(f)(m)
6.95%, 12/17/21		320	4,800
11.75%, 04/17/22		520	5,850
9.25%, 07/28/23		1,200	18,000
Prosus NV, 4.03%, 08/03/50(d)		303	212,291
			650,592
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(b)(k)		162	156,618
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia (continued)
Ecopetrol SA, 8.88%, 01/13/33	USD	238	$ 258,194
SURA Asset Management SA, 6.35%, 05/13/32(b)		200	213,500
			628,312
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		211	224,926
Czech Republic — 0.0%
Czechoslovak Group A/S, 5.25%, 01/10/31(d)	EUR	225	274,728
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.28%, 02/24/31(a)		143	163,478
Finland(d) — 0.0%
Citycon Treasury BV
5.00%, 03/11/30		100	117,451
5.38%, 07/08/31		100	118,058
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		152	182,241
			417,750
France — 0.8%
Afflelou SAS, 6.00%, 07/25/29(d)		292	357,600
Atos SE(d)(n)
5.20%, 12/18/30		305	337,847
1.04%, 12/18/32		250	151,673
9.36%, 12/18/29		330	444,756
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(d)		335	376,054
ELO SACA, 2.88%, 01/29/26(d)		200	233,788
Figeac Aero SA, (Acquired 07/16/25, Cost: $4,095,695), 7.79%, 07/23/30(c)(g)		3,520	4,122,327
Forvia SE, 5.50%, 06/15/31(d)		349	421,279
Goldstory SAS, 6.75%, 02/01/30(d)		317	386,448
iliad SA, 4.25%, 01/09/32(d)		300	354,127
IPD 3 BV, 5.50%, 06/15/31(d)		282	336,222
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(d)		305	362,071
Loxam SAS, 6.38%, 05/31/29(d)		583	709,197
Lune Holdings SARL, 5.63%, 11/15/28(d)		305	110,607
Maya SAS/Paris France, 6.88%, 04/15/31(d)		100	124,711
New Immo Holding SA(d)
5.88%, 04/17/28		100	121,225
4.88%, 12/08/28		200	237,606
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	238,908
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		600	740,978
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $2,056,590), 7.00%, 09/30/29(a)(c)(g)		2,085	2,447,599
Worldline SA, 5.50%, 06/10/30(d)		100	90,994
			12,706,017
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		173	193,207
Alstria Office AG, 5.50%, 03/20/31(d)		100	122,080
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.15%, 04/15/31(a)(d)		307	362,759
Aroundtown Finance SARL(a)(o)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		271	335,512
(5-year UK Government Bond + 4.49%), 8.63%	GBP	408	565,064
Security		Par (000)	Value
Germany (continued)
BRANICKS Group AG, 2.25%, 09/22/26(d)	EUR	100	$ 92,739
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(d)(n)		352	389,060
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(d)		400	484,586
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)		118	143,645
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(d)(k)		249	316,442
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.62%, 04/01/31(c)(k)		4,051	4,345,996
Mahle GmbH, 6.50%, 05/02/31(d)		489	594,293
PCF GmbH(d)
4.75%, 04/15/29		104	94,261
(3-mo. EURIBOR + 4.75%), 6.78%, 04/15/29(a)		129	116,633
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(d)		236	278,648
Schaeffler AG(d)
4.25%, 04/01/28		100	119,329
5.38%, 04/01/31		100	122,936
TAG Immobilien AG, 0.63%, 03/11/31(d)(l)		100	122,692
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(k)		304	240,215
TUI Cruises GmbH, 5.00%, 05/15/30(d)		104	125,360
Vonovia SE, Series B, 0.88%, 05/20/32(d)(l)		200	235,528
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(d)(o)		164	201,209
ZF Europe Finance BV, 7.00%, 06/12/30(d)		200	243,739
			9,845,933
Greece(a)(d) — 0.0%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36		325	383,484
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		200	252,603
			636,087
Hong Kong — 0.0%
AIA Group Ltd., 5.40%, 09/30/54(d)	USD	200	196,038
India — 0.3%
CA Magnum Holdings, 5.38%, 10/31/26(d)		200	199,025
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(d)		154	150,728
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(d)		200	206,188
Diamond II Ltd., 7.95%, 07/28/26(d)		200	201,500
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28(c)(k)		2,339	2,444,928
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(d)		200	203,700
India Cleantech Energy, 4.70%, 08/10/26(d)		190	187,947
Muthoot Finance Ltd., 6.38%, 03/02/30(d)		415	420,312
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		200	199,722
Vedanta Resources Finance II PLC
10.88%, 09/17/29(b)		389	407,234
10.88%, 09/17/29(d)		200	209,375
			4,830,659
Indonesia — 0.0%
Freeport Indonesia PT, 6.20%, 04/14/52(d)		200	204,600
Ireland(d) — 0.1%
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.66%, 05/15/28(a)	EUR	102	120,439

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
eircom Finance DAC, 5.00%, 04/30/31	EUR	223	$ 268,168
Flutter Treasury DAC
4.00%, 06/04/31		211	248,245
6.13%, 06/04/31	GBP	100	135,539
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32		100	138,994
			911,385
Italy — 0.6%
Agrifarma SpA, 4.50%, 10/31/28(b)	EUR	1,882	2,220,609
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(d)		309	368,527
Bubbles Bidco SpA(d)
6.50%, 09/30/31		236	283,791
(3-mo. EURIBOR + 4.25%), 6.25%, 09/30/31(a)		231	273,291
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(b)(c)	USD	853	852,781
Dolcetto Holdco SpA(d)
5.63%, 07/14/32	EUR	156	187,776
(3-mo. EURIBOR + 3.63%), 5.64%, 07/14/32(a)		100	118,339
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 07/15/31(a)(d)		301	355,504
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		448	560,492
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(d)(o)		200	238,666
Fedrigoni SpA, 6.13%, 06/15/31(d)		298	347,773
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(d)(k)		196	212,725
Fibercop SpA(d)
4.75%, 06/30/30		100	119,253
5.13%, 06/30/32		100	119,332
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)		257	304,013
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)		100	119,447
Lottomatica Group SpA(d)
5.38%, 06/01/30		100	121,660
4.88%, 01/31/31		148	179,040
(3-mo. EURIBOR + 3.25%), 5.30%, 06/01/31(a)		142	167,708
Marcolin SpA, 6.13%, 11/15/26(b)		540	634,397
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		137	173,297
(3-mo. EURIBOR + 4.25%), 6.27%, 05/17/31(a)		126	149,033
Rossini SARL(d)
6.75%, 12/31/29		147	182,075
(3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(a)		89	105,454
TeamSystem SpA(a)(d)
(3-mo. EURIBOR + 3.25%), 5.19%, 07/01/32		112	131,639
(3-mo. EURIBOR + 3.50%), 5.53%, 07/31/31		218	256,686
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	74	81,977
Unipol Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	200	247,258
			9,112,543
Japan(d) — 0.1%
Nissan Motor Co. Ltd., 5.25%, 07/17/29		214	256,052
SoftBank Group Corp.
5.38%, 01/08/29		276	335,672
3.38%, 07/06/29		100	114,142
5.25%, 10/10/29		100	121,057
5.88%, 07/10/31		100	123,682
5.75%, 07/08/32		380	466,169
6.38%, 07/10/33		100	124,834
			1,541,608
Security		Par (000)	Value
Jersey(d) — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29	GBP	285	$ 372,694
Deepocean Ltd., 04/08/31(e)	EUR	100	118,991
			491,685
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(d)	USD	297	295,664
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(k)	EUR	820	1,024,748
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)		185	225,316
Currenta Group Holdings SARL(d)
5.50%, 05/15/30		159	191,304
(3-mo. EURIBOR + 4.00%), 6.04%, 05/15/32(a)		163	192,889
Encore Issuances SA, Series 155, (3-mo. EURIBOR + 10.00%), 12.05%, 11/06/25(a)		48	55,699
Herens Midco SARL, 5.25%, 05/15/29(b)		490	330,668
INEOS Finance PLC(d)
6.38%, 04/15/29		384	446,468
7.25%, 03/31/31		186	218,064
ION Platform Finance SARL(e)
09/30/30		119	139,712
09/30/32		100	117,405
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	USD	400	392,531
Kleopatra Finco SARL, 4.25%, 03/01/26(d)	EUR	411	271,625
Luna 1.5 SARL, (10.50% PIK), 10.50%, 07/01/32(d)(k)		191	232,378
Luna 2 5SARL, 5.50%, 07/01/32(d)		100	119,445
Maxam Prill SARL, 6.00%, 07/15/30(d)		306	364,726
SES SA, 4.88%, 06/24/33(d)		100	122,237
Summer BC Holdco B SARL(d)
5.88%, 02/15/30		200	229,342
(3-mo. EURIBOR + 4.25%), 6.29%, 02/15/30(a)		127	146,424
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(k)		526	615,833
			5,436,814
Macau(d) — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	250	249,845
Studio City Finance Ltd., 5.00%, 01/15/29		200	192,800
Wynn Macau Ltd., 5.63%, 08/26/28		200	199,602
			642,247
Mexico — 0.3%
Fomento Economico Mexicano SAB de C.V., 2.63%, 02/24/26(d)(l)	EUR	500	586,067
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(b)	USD	200	207,951
Petroleos Mexicanos
7.50%, 03/31/26(b)		2,767	2,750,398
8.75%, 06/02/29		207	222,924
5.95%, 01/28/31		188	182,266
			3,949,606
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(b)		317	351,772
Netherlands(d) — 0.1%
Boels Topholding BV, 5.75%, 05/15/30	EUR	328	399,390
Q-Park Holding I BV, 5.13%, 02/15/30		456	552,978
VZ Secured Financing BV, 5.25%, 01/15/33		241	282,933
			1,235,301
Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)	USD	239	225,829
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru(b) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36	USD	155	$ 165,447
Volcan Cia Minera SAA, 8.75%, 01/24/30		159	164,931
			330,378
Singapore — 0.0%
Puma International Financing SA, 7.75%, 04/25/29(d)		200	206,042
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(d)	EUR	102	121,267
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(d)		150	173,722
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	200	199,062
Stillwater Mining Co., 4.50%, 11/16/29(b)		200	186,125
			558,909
Spain(d) — 0.1%
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)	EUR	193	227,996
Cirsa Finance International SARL, 6.50%, 03/15/29		432	528,198
Grifols SA, 7.13%, 05/01/30		229	283,208
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(l)		100	120,530
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		187	222,223
			1,382,155
Sweden — 0.2%
Intrum Investments And Financing AB
7.75%, 09/11/27		66	71,830
8.00%, 09/11/27(d)		137	162,932
8.50%, 09/11/29		83	85,223
8.50%, 09/11/30(b)(d)		65	66,904
Series 1, 7.75%, 09/11/28(b)(d)		117	121,184
Preem Holdings AB, 12.00%, 06/30/27(d)		138	167,040
Stena International SA, 7.25%, 01/15/31(d)	USD	500	509,759
Verisure Holding AB
3.25%, 02/15/27(d)	EUR	251	294,361
7.13%, 02/01/28(b)		237	287,618
Verisure Midholding AB, 5.25%, 02/15/29(d)		553	653,048
			2,419,899
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(d)	CHF	255	316,878
Thailand — 0.1%
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(b)	USD	241	246,873
Muangthai Capital PCL(d)
6.88%, 09/30/28		200	202,500
7.55%, 07/21/30		250	259,138
			708,511
Turkey — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)		200	209,000
Ukraine(k) — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(d)	EUR	232	234,274
(7.63% PIK), 7.63%, 11/08/28(b)	USD	270	211,045
			445,319
United Arab Emirates — 0.0%
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(d)(o)		352	352,063
Security		Par (000)	Value
United Kingdom — 0.9%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $1,655,539), 06/19/26(c)(e)(g)(k)	GBP	1,301	$ 1,693,116
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	573	707,077
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)		1,025	1,243,860
BCP V Modular Services Finance II PLC
6.13%, 11/30/28(b)	GBP	855	1,073,517
6.50%, 07/10/31(d)	EUR	382	419,290
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)		200	176,040
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)		333	396,774
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(d)(k)	GBP	119	159,416
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR	196	239,480
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	141,299
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	650	683,413
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(d)	EUR	162	194,692
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	345	463,124
Edge Finco PLC, 8.13%, 08/15/31(d)		495	709,830
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR	151	178,843
Gatwick Airport Finance PLC, 4.38%, 04/07/26(d)	GBP	239	319,886
Heathrow Finance PLC, 6.63%, 03/01/31(d)		639	863,503
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/30(d)	EUR	174	191,452
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	USD	200	208,953
Mobico Group PLC(d)
4.88%, 09/26/31	EUR	195	180,220
(5-year UK Government Bond + 4.14%), 4.25%(a)(o)	GBP	162	133,020
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	201	212,583
Ocado Group PLC, 11.00%, 06/15/30(d)	GBP	146	197,278
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	271	332,542
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)	GBP	177	251,146
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29		138	186,104
(3-mo. EURIBOR + 6.63%), 8.66%, 07/31/29(a)	EUR	123	142,309
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(b)	GBP	38	57,841
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(d)		770	736,545
Thames Water Utilities Ltd., 0.00%, 03/22/27(b)(p)		6	6,641
Vmed O2 U.K. Financing I PLC(d)
4.00%, 01/31/29		100	128,083
5.63%, 04/15/32	EUR	1,293	1,556,164
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(a)	USD	59	55,194
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	655	813,875
			15,053,110
United States — 6.5%
Alexander Funding Trust II, 7.47%, 07/31/28(b)	USD	130	139,005
AMC Networks, Inc.
10.25%, 01/15/29(b)		856	902,010
4.25%, 02/15/29		1,617	1,406,790
4.25%, 02/15/29(l)		655	623,888
Amkor Technology, Inc., 6.63%, 09/15/27(b)		299	299,086
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	514	586,825
4.13%, 08/15/26(b)(c)	USD	4,805	4,612,800
Avianca Midco 2 PLC, 9.00%, 12/01/28(d)		109	108,728
Ball Corp., 4.25%, 07/01/32	EUR	179	214,950
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	USD	40	41,688

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 5.87%, 01/15/31(a)(d)	EUR	100	$ 118,956
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	USD	154	161,180
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(d)	EUR	128	154,048
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $2,508,081), 20.00%, 01/30/28(c)(g)(k)	USD	2,508	2,608,404
California Resources Corp., 01/15/34(b)(e)		707	702,133
Centene Corp., 4.25%, 12/15/27		2,000	1,964,035
Civitas Resources, Inc., 5.00%, 10/15/26(b)		812	808,096
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(d)	EUR	216	258,373
Cloud Software Group, Inc.(b)
6.50%, 03/31/29	USD	280	282,526
9.00%, 09/30/29		500	518,603
8.25%, 06/30/32		159	168,660
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		506	519,785
CommScope LLC, 9.50%, 12/15/31(b)		120	124,212
Core Scientific, Inc., 0.00%, 06/15/31(b)(l)(p)		281	314,018
CSC Holdings LLC(b)
5.50%, 04/15/27		2,040	1,936,222
11.25%, 05/15/28		448	414,740
11.75%, 01/31/29		985	828,330
Darling Global Finance BV, 4.50%, 07/15/32(d)	EUR	196	232,329
DISH Network Corp.(l)
0.00%, 12/15/25(p)	USD	1,800	1,773,655
3.38%, 08/15/26		174	167,214
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(a)		1,566	1,586,471
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		144	146,127
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 10.00%, 01/20/27(c)(k)		1,194	364,935
Ford Motor Credit Co. LLC
6.95%, 03/06/26		410	413,265
6.95%, 06/10/26		1,001	1,014,013
4.54%, 08/01/26		399	398,659
5.13%, 11/05/26		806	808,671
4.27%, 01/09/27		807	800,399
Forestar Group, Inc., 5.00%, 03/01/28(b)		1,950	1,931,750
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		200	223,108
Frontier Communications Holdings LLC(b)
6.75%, 05/01/29		660	666,584
6.00%, 01/15/30		40	40,471
8.75%, 05/15/30		1,250	1,305,806
8.63%, 03/15/31		700	737,983
Frontier Florida LLC, Series E, 6.86%, 02/01/28		845	881,589
Full House Resorts, Inc., 8.25%, 02/15/28(b)		172	159,625
GoTo Group, Inc., 5.50%, 05/01/28(b)		1,003	481,983
GS Finance Corp., 8.75%, 02/14/30(a)		2,810	2,838,044
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(d)	EUR	274	336,610
Hyundai Capital America, (1-day SOFR + 1.35%), 5.50%, 03/27/30(a)(d)	USD	200	201,740
Iron Mountain, Inc., 4.75%, 01/15/34(d)	EUR	284	334,166
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	USD	327	289,934
Kronos International, Inc.(d)
9.50%, 03/15/29	EUR	100	123,724
Security		Par (000)	Value
United States (continued)
Kronos International, Inc.(d) (continued)
Series SEP, 9.50%, 03/15/29	EUR	100	$ 123,724
Lessen Holdings, Inc., 12.48%, 01/05/28(b)(c)	USD	2,060	1,915,833
LGI Homes, Inc., 7.00%, 11/15/32(b)		867	846,560
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(d)	EUR	209	256,400
NCR Atleos Corp., 9.50%, 04/01/29(b)	USD	430	465,484
Northern Oil & Gas, Inc., 10/15/33(b)(e)		354	352,599
Olympus Water U.S. Holding Corp., 02/15/33(d)(e)	EUR	224	263,613
OT Midco, Inc., 10.00%, 02/15/30(b)	USD	1,792	1,210,684
Pioneer Midco LLC, (10.50% Cash or 11.63% PIK), 10.50%, 11/18/30(b)(c)(k)		5,367	5,380,721
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,822	1,820,557
Resort Communities Loanco LP, 12.00%, 11/21/28(b)(c)		9,583	9,811,027
RingCentral, Inc., 8.50%, 08/15/30(b)		1,430	1,521,567
Sabre GLBL, Inc.(b)
10.75%, 11/15/29		1,771	1,711,492
11.13%, 07/15/30		147	142,362
Schneider Electric SE, Series SUFP, 1.25%, 09/23/33(d)(l)	EUR	400	474,284
Seagate Data Storage Technology Pte Ltd.(b)
8.25%, 12/15/29	USD	639	676,447
8.50%, 07/15/31		326	345,123
9.63%, 12/01/32		550	622,971
Service Properties Trust(b)
0.00%, 09/30/27(p)		1,185	1,044,613
8.63%, 11/15/31		110	117,116
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(d)	EUR	139	169,925
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(l)	USD	2,286	4,091,724
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(c)(k)		10,938	8,203,488
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		772	813,085
9.75%, 11/15/30		1,706	1,876,249
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 10/01/29		47	44,704
Series 2015-1A, Class A, 3.65%, 08/15/31(f)(m)		1,397	1,273,227
Series 2017-1AA, Class AA, 3.38%, 08/15/31		533	495,818
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		2,575	2,441,976
Starz Capital Holdings LLC, 5.50%, 04/15/29(b)		112	91,840
Stem, Inc., 0.50%, 12/01/28(b)(l)		200	57,000
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		240	254,769
Tenneco, Inc., 8.00%, 11/17/28(b)		1,648	1,651,009
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(a)		794	782,511
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		343	351,682
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		219	207,379
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		762	802,538
Warnermedia Holdings, Inc., 3.76%, 03/15/27		2,631	2,594,824
Westbay, 11.00%, 02/06/30(c)		9,314	9,442,533
Windstream Services LLC, 10/15/33(b)(e)		65	64,982
Wolfspeed, Inc.
2.50%, 06/15/31(c)(l)		12	11,423
2.50%, 06/15/31(b)(l)		5	4,566
06/15/31(c)(e)		13	50,347
Xerox Corp.(b)
10.25%, 10/15/30		662	672,483
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Xerox Corp.(b) (continued)
13.50%, 04/15/31	USD	559	$ 541,173
Zayo Group Holdings, Inc., 03/09/30(b)(e)		141	134,537
			105,305,915
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(b)		200	213,558
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		169	167,494
Total Corporate Bonds — 12.5% (Cost: $201,734,802)			204,747,156
Fixed Rate Loan Interests
India — 0.1%
Vedanta Holdings Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(c)		864	863,720
United States(c) — 0.5%
AMF MF Portfolio, Term Loan, 7.29%, 11/01/28		2,367	2,428,452
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27		6,479	6,541,219
			8,969,671
Total Fixed Rate Loan Interests — 0.6% (Cost: $9,672,061)			9,833,391
Floating Rate Loan Interests(a)
France — 0.3%
Hestiafloor 2 SASU, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 02/27/30	EUR	588	694,866
HomeVi SASU, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 6.78%, 10/31/29		1,000	1,176,540
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 12/31/28		1,000	1,151,063
Parts Europe SA, 2025 EUR Repriced Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.92%, 02/03/31		1,000	1,177,537
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.25%, 08/13/31		900	1,058,093
			5,258,099
Germany — 0.4%
AVIV Group GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 04/23/32		1,147	1,354,458
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.40%, 11/29/29		1,000	1,177,819
Nidda Healthcare Holding GmbH, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 02/21/30		1,439	1,692,676
Security		Par (000)	Value
Germany (continued)
Schoen Klinik SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.00%, 01/12/31	EUR	667	$ 783,922
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 3.50%), 5.62%, 12/10/31		660	778,748
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.33%, 04/30/30		1,000	1,177,479
			6,965,102
Ireland — 0.2%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.03%, 01/30/32		570	675,036
ION Trading Finance Ltd., 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.66%, 04/01/28		1,000	1,169,648
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 5.63%, 05/17/27(c)		1,051	1,234,359
			3,079,043
Jersey(c) — 0.5%
Vita Global FinCo Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 8.00%), 10.05%, 07/06/27		5,101	4,970,363
GBP Incremental Term Loan, (6-mo. SONIA + 8.00%), 11.97%, 09/23/27	GBP	3,153	3,509,132
			8,479,495
Luxembourg — 0.8%
Euro Parfums Fze, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 06/23/28(c)	USD	549	546,247
Garfunkelux Holdco 3 SA, EUR Term Loan, 08/01/28(q)	EUR	3,515	4,073,470
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.41%, 06/23/31		1,000	1,097,373
Matterhorn Telecom SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.50%, 01/30/32		1,000	1,176,669
Speed Midco 3 SARL
2024 EUR Term Loan B2, (1-mo. EURIBOR at 0.00% Floor + 4.95%), 6.87%, 05/16/29(c)		2,566	3,012,566
2025 EUR Term Loan, 09/23/32(q)		1,000	1,174,051
Tackle SARL
2025 EUR Add on Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 05/22/28		594	697,964
2025 EUR Repriced Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.37%, 05/22/28		656	772,543
Traviata BV, 2025 EUR PIK Term Loan, (1-mo. EURIBOR at 0.00% Floor + 8.00%), 9.93%, 01/22/33(c)		1,043	1,214,387
			13,765,270
Netherlands — 0.4%
Cypher Bidco BV, EUR Term Loan, (3-mo. EURIBOR + 4.25%), 6.20%, 12/30/27(c)		1,828	2,092,133

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 6.93%, 10/14/27	EUR	982	$ 1,153,062
Peer Holding III BV, 2025 EUR Term Loan B6B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.75%, 07/01/31		1,400	1,646,169
Stage Entertainment BV, 2024 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 06/02/29		1,000	1,182,492
			6,073,856
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 9.97%, 11/05/31	GBP	1,000	1,075,920
Norway — 0.0%
Sector Alarm Holding A/S, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 06/14/29	EUR	407	479,804
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 5.98%, 02/27/30		1,303	1,519,655
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.29%, 10/30/31		741	874,906
Financiere Pax SAS, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.04%, 12/31/29		1,000	1,180,531
HBX Group International PLC, EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 2.75%), 4.87%, 02/13/32		1,011	1,188,295
			4,763,387
Sweden — 0.1%
Platea BC Bidco AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 04/03/31		65	77,155
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 04/03/31		833	983,727
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 03/29/30		1,009	1,191,828
			2,252,710
United Kingdom — 0.5%
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.97%, 10/16/31		1,325	1,560,561
Boots Group Bidco Ltd., GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 4.75%), 8.72%, 08/30/32	GBP	1,160	1,570,031
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3-mo. SONIA at 0.00% Floor + 4.75%), 8.97%, 04/29/29		1,000	1,345,599
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.58%, 09/30/31	EUR	1,000	1,173,076
Security		Par (000)	Value
United Kingdom (continued)
Inspired Finco Holdings Ltd., 2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.16%, 02/28/31	EUR	719	$ 847,034
Masorange Finco PLC, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.56%, 03/25/31		1,000	1,172,795
			7,669,096
United States — 4.2%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 6.88%), 11.04%, 12/21/27(c)	USD	3,043	3,020,435
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.58%, 02/01/30		2,548	2,412,340
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%, 4.50% PIK), 12.00%, 12/09/29(k)		632	637,801
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.16%, 01/28/32	EUR	1,000	1,178,723
CML La Quinta Resort, Term Loan, (1-mo. CME Term SOFR + 3.31%), 7.35%, 12/09/26(c)	USD	6,800	6,800,000
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.76%, 09/29/28		1,199	1,200,706
Coreweave Compute Acquisition Co. II LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.10%, 07/31/28(c)		5,388	5,360,538
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.97%, 05/16/29(c)		379	373,409
2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 09/30/30		93	93,426
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		573	554,097
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 12/30/27		1,323	1,323,102
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31		2,045	1,996,207
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		2,948	2,942,327
EIS Group, Inc.(c)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28		373	360,787
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28		3,734	3,607,871
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 10.60%, 12/29/27(c)		1,079	744,217
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.75%, 11/12/26(c)		12,825	12,760,797
GoTo Group, Inc.
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 9.22%, 04/28/28		205	173,222
2024 Second Out Term Loan, (3-mo. CME Term SOFR + 4.90%), 9.22%, 04/28/28		461	150,132
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.07%, 10/25/28(c)	USD	1,773	$ 1,453,557
Indy U.S. Bidco LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.91%, 10/31/30	EUR	884	1,038,122
Maverick Gaming LLC, 2024 Second Out Term Loan, (Prime + 8.50%), 15.75%, 06/05/28	USD	907	498,880
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29		1,052	212,157
Montage Hotels & Resorts LLC(c)
Revolver, (Prime + 6.00%), 12.55%, 02/16/29		257	247,529
Term Loan, (Prime + 6.00%), 13.25%, 02/16/29		1,284	1,236,064
Peninsula Pacific Entertainment LLC(c)(q)
2025 Delayed Draw Term Loan, 10/01/32		429	427,437
2025 Term Loan B, 10/01/32		1,828	1,823,731
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.91%, 03/19/32		547	546,466
Polaris Newco LLC, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 06/02/28	EUR	992	1,083,135
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.01%), 12.32%, 04/27/29	USD	620	124,620
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.32%, 04/27/28		2,034	1,032,316
RunItOneTime LLC
2nd Amendment Final New Money DIP Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 1.00%, 11.50% PIK), 16.50%, 07/07/26(k)		318	305,975
, 04/16/26(q)		23	20,152
, 05/06/26(q)		514	465,409
Solaris Oilfield Infrastructure, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.00%, 09/11/29(c)		6,126	6,171,403
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		2,487	2,489,876
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.51%), 9.82%, 08/18/28		1,868	1,803,668
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 07/24/32		1,014	1,004,086
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29		94	92,002
Xerox Holdings Corp., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.10%, 11/19/29		40	37,050
			67,803,772
Total Floating Rate Loan Interests — 7.8% (Cost: $129,132,816)			127,665,554
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(d)		257	252,112
Security		Par (000)	Value
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)	USD	135	$ 140,602
Chile — 0.0%
Chile Government International Bonds
3.75%, 01/14/32	EUR	111	133,334
4.34%, 03/07/42	USD	278	246,030
			379,364
Colombia — 0.1%
Colombia Government International Bonds
8.00%, 04/20/33		224	244,160
7.75%, 11/07/36		243	254,542
			498,702
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(b)		210	229,950
Dominican Republic(b) — 0.1%
Dominican Republic International Bonds
4.50%, 01/30/30		420	411,180
7.05%, 02/03/31		272	293,352
6.95%, 03/15/37		233	249,135
			953,667
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/30(b)(n)		29	25,414
Egypt — 0.1%
Egypt Government International Bonds
5.63%, 04/16/30(d)	EUR	214	239,235
7.63%, 05/29/32(d)	USD	219	215,605
8.50%, 01/31/47(b)		200	175,750
			630,590
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(d)		248	229,477
Guatemala(b) — 0.0%
Guatemala Government Bonds
7.05%, 10/04/32		210	230,580
6.60%, 06/13/36		230	243,570
			474,150
Hungary — 0.1%
Hungary Government International Bonds
5.50%, 03/26/36(b)		200	201,440
Series 10Y, 5.38%, 09/12/33(d)	EUR	194	246,883
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		254	322,252
			770,575
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		110	131,244
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(d)		251	293,029
8.08%, 04/01/36(b)	USD	200	206,800
			499,829
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(b)		249	265,758

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)	USD	201	$ 206,014
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)		300	304,650
Mexico Government International Bonds
6.63%, 01/29/38		200	210,250
5.13%, 03/19/38	EUR	100	119,534
6.34%, 05/04/53	USD	200	194,522
			828,956
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(d)	EUR	186	213,733
Morocco(b) — 0.0%
Morocco Government International Bonds
5.95%, 03/08/28	USD	200	207,375
4.75%, 04/02/35	EUR	200	241,864
			449,239
Nigeria — 0.0%
Nigeria Government International Bonds
10.38%, 12/09/34(b)	USD	200	222,600
7.63%, 11/28/47(d)		244	209,328
			431,928
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(d)		227	249,541
Panama — 0.0%
Panama Government International Bonds, 7.50%, 03/01/31		352	388,432
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33(d)		395	349,180
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30(b)		200	205,600
Peruvian Government International Bonds
2.78%, 01/23/31		152	140,182
1.86%, 12/01/32		142	117,221
			463,003
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33		48	48,509
5.50%, 04/04/53		149	143,870
			192,379
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(d)	EUR	187	228,215
Romania — 0.1%
Romania Government International Bonds
5.25%, 11/25/27(b)	USD	46	46,482
2.12%, 07/16/31(d)	EUR	224	224,197
5.88%, 07/11/32(b)		89	106,972
6.25%, 09/10/34(b)		215	259,610
6.75%, 07/11/39(b)		82	98,159
			735,420
Security		Par (000)	Value
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.00%, 01/18/53(b)	USD	658	$ 593,845
Serbia — 0.0%
Serbia International Bonds
6.50%, 09/26/33(d)		200	216,660
6.00%, 06/12/34(b)		236	245,794
			462,454
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.75%, 09/30/49		475	380,456
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		226	233,627
Ukraine(b)(n) — 0.0%
Ukraine Government International Bonds
6.00%, 02/01/29		75	51,192
3.00%, 02/01/30		7	3,588
6.00%, 02/01/34		50	27,980
7.75%, 02/01/34		26	10,564
7.75%, 02/01/35		22	10,443
7.75%, 02/01/36		18	8,684
			112,451
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		216	202,981
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	221	267,064
Total Foreign Agency Obligations — 0.8% (Cost: $11,744,704)			12,470,352

	Shares
Investment Companies
Brazil — 0.0%
iShares MSCI Brazil ETF(r)	13,963	432,853
United States — 2.7%
iShares China Large-Cap ETF(r)	77,200	3,176,008
KraneShares CSI China Internet ETF	50,850	2,136,209
SPDR Gold Shares(f)(h)(i)	78,338	27,846,809
SPDR S&P Biotech ETF	45,000	4,509,000
SPDR S&P Homebuilders ETF	8,193	907,784
SPDR S&P Regional Banking ETF	42,594	2,696,200
VanEck J.P. Morgan EM Local Currency Bond ETF	43,791	1,117,108
VanEck Semiconductor ETF(f)	3,593	1,172,612
		43,561,730
Total Investment Companies — 2.7% (Cost: $34,404,908)		43,994,583

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	315	$ 329,847
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(m)		4,584	2,691,565
Texas — 0.0%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		520	522,721
Total Municipal Bonds — 0.2% (Cost: $2,963,035)			3,544,133
Non-Agency Mortgage-Backed Securities
United States — 3.4%
Ajax Mortgage Loan Trust(b)
Series 2020-C, Class C, 0.00%, 09/27/60		9	131
Series 2021-E, Class B3, 3.95%, 12/25/60(a)		946	525,013
Series 2021-E, Class SA, 0.00%, 12/25/60(a)		6	2,819
Series 2021-E, Class XS, 0.00%, 12/25/60(a)		11,787	404,726
BFLD Trust, Series 2021-EYP, Class E, (1-mo. Term SOFR + 3.81%), 7.97%, 10/15/35(a)(b)		790	9,876
BX Trust, Series 2021-VIEW, Class E, (1-mo. Term SOFR + 3.71%), 7.86%, 06/15/36(a)(b)		614	613,625
Commercial Mortgage Trust, Series 2015-CR25, Class C, 4.49%, 08/10/48(a)		560	553,208
CSMC(a)(b)
Series 2020-FACT, Class E, (1-mo. Term SOFR + 5.48%), 9.63%, 10/15/37		730	668,169
Series 2021-BHAR, Class E, (1-mo. Term SOFR + 3.61%), 7.77%, 11/15/38		1,500	1,478,692
Series 2022-LION, Class A, (1-mo. Term SOFR + 3.44%), 7.59%, 02/15/27(c)		3,400	3,376,502
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,377,604
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 5.82%, 05/25/60(a)(b)		7,538	3,877,706
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		437	406,932
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1-mo. Term SOFR + 3.66%), 7.82%, 10/15/36(a)(b)		1,540	1,519,129
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,298,963
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		43,240	1,218,258
Series 2021-1, Class AX1, 0.12%, 06/25/51		175,468	1,130,945
Series 2021-1, Class AX4, 0.40%, 06/25/51		11,205	256,121
Series 2021-1, Class B4, 3.02%, 06/25/51		764	629,829
Series 2021-1, Class B5, 3.02%, 06/25/51		917	697,011
Series 2021-1, Class B6, 2.90%, 06/25/51		1,533	667,511
Series 2021-4, Class B4, 2.90%, 08/25/51		1,142	909,156
Series 2021-4, Class B5, 2.90%, 08/25/51		856	640,939
Series 2021-4, Class B6, 2.90%, 08/25/51		2,209	910,617
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1-mo. Term SOFR + 0.71%), 4.87%, 06/25/37(a)(b)		2,693	2,328,502
Security		Par (000)	Value
United States (continued)
MCM Trust(c)
0.00%, 09/25/31	USD	3,896	$ 2,759,971
2.50%, 09/25/31		4,237	4,073,411
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.97%, 02/25/59		9,329	7,426,159
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,198,811
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	915,952
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		1,887	1,872,810
Series 2020-3, Class M1, 4.75%, 04/26/60		2,257	2,235,369
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(b)		1,225	1,049,244
TVC DSCR(c)
Series 2021-1, 0.00%, 03/25/28		1,323	1,133,339
Series 2021-1, Class A, 0.00%, 02/01/51		2,496	2,301,135
Verus Securitization Trust, Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		2,735	2,206,847
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 4.96%, 07/25/47(a)		967	817,604
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.57%, 05/15/52(a)		21,831	816,157
Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost: $60,074,292)			56,308,793
Preferred Securities
Capital Trusts — 0.3%(a)
France(d)(o) — 0.1%
Air France-KLM, 5.75%	EUR	200	239,606
Electricite de France SA
4.38%		100	116,525
5.13%		200	242,311
5.63%		200	246,539
7.38%	GBP	200	274,330
Unibail-Rodamco-Westfield SE, 4.75%	EUR	200	238,510
Veolia Environnement SA, 4.32%		100	117,638
			1,475,459
Germany(d) — 0.0%
Bayer AG, 5.38%, 03/25/82		300	361,917
Volkswagen International Finance NV(o)
5.49%		100	121,189
5.99%		100	121,839
			604,945
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(d)(o)	USD	200	194,005
Italy — 0.0%
Prysmian SpA, 5.25%(d)(o)	EUR	275	336,792
Singapore — 0.0%
Lendlease Asia Treasury Pte. Ltd., 3.90%(d)(o)	SGD	250	194,290
Thailand — 0.0%
GC Treasury Center Co. Ltd., 6.50%(d)(o)	USD	250	254,063

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)	USD	369	$ 353,938
Centrica PLC, 6.50%, 05/21/55(d)	GBP	494	680,160
			1,034,098
United States(b)(o) — 0.1%
Sunoco LP, 7.88%	USD	723	734,358
Venture Global LNG, Inc., 9.00%		953	944,499
			1,678,857
			5,772,509

	Shares
Preferred Stocks — 4.4%(c)
China — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(f)(g)	40,071	10,132,754
Finland — 0.1%
Aiven, Series D(f)	37,890	2,107,442
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(f)(g)	780	—
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(f)(g)	114,500	1,450,595
United States — 3.6%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(f)(g)	3,333	520,415
Bright Machines, Inc.(f)
Series C	472,899	132,412
Series C-1	985,059	108,356
Cap Hill Brands, Series B-2(f)	1,185,824	12
Clarify Health, Series D-1(f)	345,315	1,039,398
CoreWeave, Inc., Series C, 03/25/49	1,579,000	4,326,460
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(f)(g)	40,470	6,070,500
Davidson Homes, Inc.(f)	7,345	7,971,382
Dream Finders Homes, Inc., Series A	10,172	10,095,710
EXO Imaging, Inc., Series D, (Acquired 08/14/24, Cost: $71,814)(f)(g)	117,667	87,074
HawkEye 360, Inc., Series D-1(f)	406,081	6,144,006
Insight M, Inc., Series D(f)	1,942,003	390,925
Jumpcloud, Inc.(f)(g)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	2,656,010
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	174,694
Lessen Holdings, Inc.(f)
Series BX	489,075	180,958
Series CX	25,831	12,915
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(f)(g)	196,272	296,371
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(f)(g)	36,048	1,479,770
RapidSOS, Series C-1(f)	1,707,127	1,980,267
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(f)(g)	13,158	398,687
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(f)(g)	1,183	1,571,154
Security	Shares	Value
United States (continued)
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(f)(g)	45,203	$ 345,351
Ursa Major Technologies, Inc.(f)(g)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	1,286,561
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	163,663
Verger Capital Fund LLC(f)	341,505	64,886
Veritas Kapital Assurance PLC(f)
Series G	8,968	204,022
Series G-1	6,197	140,982
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 10/07/32(f)(g)	1,681,498	10,004,913
		57,847,854
		71,538,645
Total Preferred Securities — 4.7% (Cost: $84,556,220)		77,311,154

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.46%, 12/25/29(a)	USD	17,996	856,455
Mortgage-Backed Securities(s) — 10.5%
Uniform Mortgage-Backed Securities
5.50%, 10/15/54		11,500	11,594,737
3.00%, 10/14/55		9,557	8,392,969
3.50%, 10/14/55		74,731	68,268,352
4.50%, 10/14/55		86,126	83,529,977
			171,786,035
Total U.S. Government Sponsored Agency Securities — 10.6% (Cost: $173,152,161)			172,642,490

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	25,681	971
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(c)(f)(g)	21,889	219
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(c)(f)(g)	137,950	77,922
United States(f) — 0.4%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(c)	74,120	19,605
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(c)	44,352	$ —
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(c)	50,977	311,979
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	7,646
Flyr AS, Series D-X, (Expires 12/31/49)(c)	5,990	—
HawkEye 360, Inc., Series D-1, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD(c)	173,677	1,853,134
HawkEye 360, Inc., Series D-1, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(c)	19,736	131,442
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	76
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(c)	2,012,253	141,461
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(c)	10,196	1
New York Community Bancorp, Inc., Pipe, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(c)(g)	550	1,146,876
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	3,035
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	13,768
RapidSOS, Inc., Series C-1, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(c)	946,544	1,088,526
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	25,291	5,071
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(c)	261,005	143,553
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(c)	26,165	33,753
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(c)(g)	207,248	990,645
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	48,765	488
		5,891,059
Total Warrants — 0.4% (Cost: $614,237)		5,970,171
Total Long-Term Investments — 106.1% (Cost: $1,433,089,325)		1,730,829,191
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(r)(t)	35,321,631	$ 35,321,631
Total Short-Term Securities — 2.1% (Cost: $35,321,631)		35,321,631
Options Purchased — 0.4% (Cost: $5,583,344)		6,359,901
Total Investments Before Options Written — 108.6% (Cost: $1,473,994,300)		1,772,510,723
Options Written — (0.3)% (Premiums Received: $(4,802,271))		(5,702,481)
Total Investments, Net of Options Written — 108.3% (Cost: $1,469,192,029)		1,766,808,242
Liabilities in Excess of Other Assets — (8.3)%		(136,090,655)
Net Assets — 100.0%		$ 1,630,717,587

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	When-issued security.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $76,850,393, representing 4.7% of its net assets as of period end, and an original cost of $72,035,991.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of the security is held by a wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Convertible security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Perpetual security with no stated maturity date.
(p)	Zero-coupon bond.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Represents or includes a TBA transaction.
(t)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,674,337	$ 20,647,294 (a)	$ —	$ —	$ —	$ 35,321,631	35,321,631	$ 1,056,437	$ —
iShares Biotechnology ETF(b)	1,824,498	—	(1,832,356)	(142,209)	150,067	—	—	1,672	—
iShares China Large-Cap ETF	—	7,082,183	(4,237,767)	95,665	235,927	3,176,008	77,200	—	—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	2,217,537	—	(2,247,079)	17,277	12,265	—	—	10,154	—
iShares JP Morgan USD Emerging Markets Bond ETF(b)	6,335,641	—	(6,773,899)	610,582	(172,324)	—	—	229,612	—
iShares MSCI Brazil ETF	314,307	—	—	—	118,546	432,853	13,963	7,194	—
iShares Russell 2000 ETF(b)	—	11,592,097	(11,576,769)	(15,328)	—	—	—	—	—
				$ 565,987	$ 344,481	$ 38,930,492		$ 1,305,069	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	40	10/28/25	$ 1,981	$ (4,320)
Euro BOBL	319	12/08/25	44,122	10,872
Euro Bund	138	12/08/25	20,831	69,490
Euro-Schatz	51	12/08/25	6,406	(6,636)
Short Term Euro BTP	90	12/08/25	11,405	4,668
KOSPI 200 Index	41	12/11/25	3,476	248,689
Nikkei 225 Index	48	12/11/25	14,579	485,377
10-Year Australian Treasury Bonds	136	12/15/25	10,201	(9,571)
10-Year Canadian Bond	22	12/18/25	1,936	44,232
E-mini Russell 2000 Index	5	12/19/25	614	(2,857)
Euro Stoxx Banks Index	172	12/19/25	2,348	38,505
U.S. Long Bond	179	12/19/25	20,876	497,720
Ultra U.S. Treasury Bond	462	12/19/25	55,527	1,384,913
Long Gilt	59	12/29/25	7,208	28,088
5-Year U.S. Treasury Note	1,314	12/31/25	143,452	(6,036)
3-Month SOFR	27	03/17/26	6,501	21,563
				2,804,697
Short Contracts
30-Year Euro Buxl Bond	20	12/08/25	2,688	(77,040)
Euro BTP	19	12/08/25	2,673	(31,917)
Euro OAT	7	12/08/25	997	(11,266)
10-Year Japanese Government Treasury Bonds	16	12/15/25	14,691	141,693
10-Year U.S. Treasury Note	732	12/19/25	82,350	(449,223)
10-Year U.S. Ultra Long Treasury Note	1,510	12/19/25	173,768	(2,390,052)
Euro Stoxx 50 Index	68	12/19/25	4,424	(111,097)
NASDAQ 100 E-Mini Index	70	12/19/25	34,862	(349,468)
S&P 500 E-Mini Index	381	12/19/25	128,373	(1,157,445)
2-Year U.S. Treasury Note	411	12/31/25	85,639	(23,288)
				(4,459,103)
				$ (1,654,406)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	100,253	EUR	85,045	Deutsche Bank AG	10/16/25	$ 321
USD	118,178	EUR	99,679	Deutsche Bank AG	10/16/25	1,050
USD	125,951	EUR	107,106	Deutsche Bank AG	10/16/25	96
USD	130,117	EUR	110,624	Deutsche Bank AG	10/16/25	128
USD	201,494	EUR	171,331	Deutsche Bank AG	10/16/25	170
USD	204,264	EUR	173,701	Deutsche Bank AG	10/16/25	155
USD	233,487	EUR	198,552	Deutsche Bank AG	10/16/25	178
USD	234,006	EUR	198,973	Deutsche Bank AG	10/16/25	202
USD	235,164	EUR	199,940	Deutsche Bank AG	10/16/25	223
USD	259,911	EUR	221,000	Deutsche Bank AG	10/16/25	224
USD	298,448	EUR	253,794	Deutsche Bank AG	10/16/25	227
USD	449,920	EUR	382,556	Deutsche Bank AG	10/16/25	396
USD	491,357	EUR	417,796	Deutsche Bank AG	10/16/25	424
USD	581,762	EUR	494,718	Deutsche Bank AG	10/16/25	442
USD	1,907,018	EUR	1,621,547	Deutsche Bank AG	10/16/25	1,614
BRL	24,396,455	USD	4,413,523	Deutsche Bank AG	12/17/25	89,089
CHF	12,872	USD	16,300	Toronto-Dominion Bank	12/17/25	14
DKK	6,838,535	USD	1,079,615	Morgan Stanley & Co. International PLC	12/17/25	1,488
EUR	237,154	USD	279,516	The Bank of New York Mellon	12/17/25	136
EUR	1,481,054	USD	1,736,969	The Bank of New York Mellon	12/17/25	9,488
EUR	16,989,301	USD	20,007,060	UBS AG	12/17/25	26,704
GBP	2,022,385	USD	2,700,077	Morgan Stanley & Co. International PLC	12/17/25	20,103
HKD	1,047,491	USD	134,770	Goldman Sachs International	12/17/25	48
MXN	28,859,590	USD	1,537,435	State Street Bank and Trust Co.	12/17/25	25,721
TRY	34,066,106	USD	757,390	Goldman Sachs International	12/17/25	12,836
TRY	34,820,842	USD	774,170	Goldman Sachs International	12/17/25	13,120
USD	1,116,485	AUD	1,683,284	Morgan Stanley & Co. International PLC	12/17/25	1,653
USD	4,998,372	AUD	7,535,977	Morgan Stanley & Co. International PLC	12/17/25	7,323
USD	7,648,984	CAD	10,553,963	Citibank N.A.	12/17/25	38,205
USD	3,692,137	CNY	26,069,071	HSBC Bank PLC	12/17/25	10,301
USD	174,622	EUR	147,796	Deutsche Bank AG	12/17/25	341
USD	472,257	EUR	398,433	Deutsche Bank AG	12/17/25	2,425
USD	1,370,859	EUR	1,161,823	Deutsche Bank AG	12/17/25	839
USD	206,971	EUR	175,364	State Street Bank and Trust Co.	12/17/25	182
USD	220,580	EUR	186,754	State Street Bank and Trust Co.	12/17/25	359
USD	1,437,150	GBP	1,060,652	HSBC Bank PLC	12/17/25	10,535
USD	8,930,610	GBP	6,593,745	HSBC Bank PLC	12/17/25	61,788
USD	50,723,119	GBP	37,455,924	JPMorgan Chase Bank N.A.	12/17/25	343,568
USD	258,874	GBP	191,801	Standard Chartered Bank	12/17/25	895
USD	12,075,489	HKD	93,808,118	JPMorgan Chase Bank N.A.	12/17/25	1,833
USD	998,130	IDR	16,463,256,805	JPMorgan Chase Bank N.A.	12/17/25	13,497
USD	11,459,090	JPY	1,670,931,064	Morgan Stanley & Co. International PLC	12/17/25	73,395
USD	189,672	NOK	1,881,150	Morgan Stanley & Co. International PLC	12/17/25	1,131
USD	449,543	SEK	4,178,345	JPMorgan Chase Bank N.A.	12/17/25	3,607
USD	785,876	SEK	7,304,357	JPMorgan Chase Bank N.A.	12/17/25	6,314
USD	16,759,704	TWD	501,467,100	Deutsche Bank AG	12/17/25	203,642
ZAR	33,715,234	USD	1,916,210	State Street Bank and Trust Co.	12/17/25	25,463
						1,011,893
CAD	1,419,561	USD	1,025,641	Deutsche Bank AG	12/17/25	(1,953)
CAD	9,588,516	USD	6,949,224	Morgan Stanley & Co. International PLC	12/17/25	(34,657)
CNH	27,643,764	USD	3,909,025	HSBC Bank PLC	12/17/25	(12,443)
EUR	310,619	USD	367,213	The Bank of New York Mellon	12/17/25	(931)
EUR	382,025	USD	450,956	The Bank of New York Mellon	12/17/25	(473)
EUR	500,284	USD	595,850	The Bank of New York Mellon	12/17/25	(5,916)
EUR	3,077,934	USD	3,632,330	The Bank of New York Mellon	12/17/25	(2,834)
EUR	1,024,752	USD	1,220,023	UBS AG	12/17/25	(11,637)
EUR	1,936,731	USD	2,288,108	UBS AG	12/17/25	(4,317)
GBP	220,393	USD	296,560	HSBC Bank PLC	12/17/25	(123)
GBP	138,325	USD	187,574	Morgan Stanley & Co. International PLC	12/17/25	(1,522)
GBP	2,148,819	USD	2,890,288	Societe Generale	12/17/25	(50)
GBP	4,533,864	USD	6,140,772	State Street Bank and Trust Co.	12/17/25	(42,563)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	234,867	USD	317,930	The Bank of New York Mellon	12/17/25	$ (2,025)
GBP	361,178	USD	489,200	The Bank of New York Mellon	12/17/25	(3,403)
INR	74,786,626	USD	844,788	UBS AG	12/17/25	(6,754)
JPY	58,131,818	USD	397,987	Morgan Stanley & Co. International PLC	12/17/25	(1,878)
JPY	36,096,143	USD	246,261	State Street Bank and Trust Co.	12/17/25	(302)
JPY	42,088,550	USD	289,249	State Street Bank and Trust Co.	12/17/25	(2,459)
JPY	23,580,906	USD	161,966	UBS AG	12/17/25	(1,286)
JPY	2,102,011,939	USD	14,414,995	UBS AG	12/17/25	(91,923)
USD	167,390	AUD	255,215	Societe Generale	12/17/25	(1,638)
USD	198,337	AUD	301,816	Societe Generale	12/17/25	(1,555)
USD	2,252,402	CHF	1,778,510	Barclays Bank PLC	12/17/25	(1,681)
USD	11,001,212	DKK	69,679,984	JPMorgan Chase Bank N.A.	12/17/25	(14,493)
USD	812,563	EUR	689,264	JPMorgan Chase Bank N.A.	12/17/25	(216)
USD	75,646,310	EUR	64,255,429	Standard Chartered Bank	12/17/25	(123,615)
USD	178,603,168	EUR	151,708,962	Standard Chartered Bank	12/17/25	(291,859)
USD	435,689	GBP	325,168	Goldman Sachs International	12/17/25	(1,674)
USD	174,835	JPY	25,703,458	Societe Generale	12/17/25	(308)
USD	2,536,442	MXN	47,607,671	JPMorgan Chase Bank N.A.	12/17/25	(42,188)
USD	2,145,575	ZAR	37,736,964	Goldman Sachs International	12/17/25	(27,710)
						(736,386)
						$ 275,507
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	1,152	10/03/25	USD	670.00	USD	76,744	$ 96,192
SPDR S&P 500 ETF Trust	585	10/03/25	USD	672.00	USD	38,972	24,863
SPDR S&P 500 ETF Trust	231	10/10/25	USD	667.00	USD	15,389	103,372
Alphabet, Inc., Class C	93	10/17/25	USD	225.00	USD	2,265	188,557
Alphabet, Inc., Class C	123	10/17/25	USD	240.00	USD	2,996	107,317
Apple, Inc.	195	10/17/25	USD	240.00	USD	4,965	312,975
Apple, Inc.	63	10/17/25	USD	245.00	USD	1,604	73,868
ASML Holding N.V., ADR	19	10/17/25	USD	840.00	USD	1,839	258,020
Freeport-McMoRan, Inc.	98	10/17/25	USD	48.00	USD	384	539
iShares China Large-Cap ETF	2,855	10/17/25	USD	42.00	USD	11,745	144,177
Meta Platforms, Inc., Class A	19	10/17/25	USD	820.00	USD	1,395	2,100
Microsoft Corp.	34	10/17/25	USD	560.00	USD	1,761	986
SPDR S&P Regional Banking ETF	533	10/17/25	USD	67.00	USD	3,374	19,721
Tesla, Inc.	39	10/17/25	USD	360.00	USD	1,734	339,690
Wells Fargo & Co.	217	10/17/25	USD	85.00	USD	1,819	43,292
Alphabet, Inc., Class C	121	11/21/25	USD	240.00	USD	2,947	191,180
Alphabet, Inc., Class C	25	11/21/25	USD	250.00	USD	609	27,063
Amazon.com, Inc.	133	11/21/25	USD	240.00	USD	2,920	62,510
Apple, Inc.	96	11/21/25	USD	235.00	USD	2,444	229,200
Apple, Inc.	44	11/21/25	USD	250.00	USD	1,120	57,090
Citigroup, Inc.	126	11/21/25	USD	105.00	USD	1,279	40,635
DR Horton, Inc.	32	11/21/25	USD	175.00	USD	542	23,840
DR Horton, Inc.	32	11/21/25	USD	185.00	USD	542	13,120
Euro Stoxx Banks	402	11/21/25	EUR	240.00	EUR	4,693	116,812
Intuit, Inc.	15	11/21/25	USD	700.00	USD	1,024	37,425
McDonald’s Corp.	53	11/21/25	USD	330.00	USD	1,611	9,010
MongoDB, Inc., Class A	29	11/21/25	USD	360.00	USD	900	16,530
SPDR Gold Shares(a)	1,548	11/21/25	USD	360.00	USD	55,027	1,280,970
Walt Disney Co.	64	11/21/25	USD	120.00	USD	733	20,800
Booking Holdings, Inc.	5	12/19/25	USD	5,900.00	USD	2,700	57,225
Broadcom, Inc.	81	12/19/25	USD	350.00	USD	2,672	172,732
Delta Air Lines, Inc.	636	12/19/25	USD	62.50	USD	3,609	161,226
NVIDIA Corp.	191	12/19/25	USD	185.00	USD	3,564	305,122
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SPDR Gold Shares(a)	724	12/19/25	USD	345.00	USD	25,736	$ 1,361,120
United Airlines Holdings, Inc.	181	12/19/25	USD	105.00	USD	1,747	103,170
Valero Energy Corp.	84	12/19/25	USD	170.00	USD	1,430	90,510
							6,092,959
Put
SPDR S&P 500 ETF Trust	347	10/10/25	USD	655.00	USD	23,116	75,299
Rheinmetall AG	6	10/17/25	EUR	1,600.00	EUR	1,191	1,303
Alphabet, Inc., Class C	25	11/21/25	USD	245.00	USD	609	32,563
							109,165
							$ 6,202,124

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	10/08/25	USD	1.20	EUR	12,476	$ 5,010
Put
EUR Currency	JPMorgan Chase Bank N.A.	10/01/25	USD	1.18	EUR	16,093	34,557
USD Currency	Deutsche Bank AG	10/08/25	JPY	142.00	USD	14,395	993
							35,550
							$ 40,560
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/01/55	1-day SOFR, 4.24%	Annual	3.80%	Annual	JPMorgan Chase Bank N.A.	10/30/25	3.80%	USD	7,658	$ 52,519
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.24%	Annual	3.65%	Annual	Goldman Sachs International	11/26/25	3.65	USD	11,435	64,698
										$ 117,217
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	21	10/17/25	USD	260.00	USD	511	$ (3,287)
Apollo Global Management, Inc.	5	10/17/25	USD	145.00	USD	67	(413)
Apple, Inc.	22	10/17/25	USD	255.00	USD	560	(10,780)
Autodesk, Inc.	6	10/17/25	USD	330.00	USD	191	(1,530)
Bank of America Corp.	122	10/17/25	USD	52.50	USD	629	(11,895)
Bank of America Corp.	44	10/17/25	USD	55.00	USD	227	(1,210)
Cameco Corp.	12	10/17/25	USD	90.00	USD	101	(1,806)
Capital One Financial Corp.	8	10/17/25	USD	240.00	USD	170	(300)
Citigroup, Inc.	77	10/17/25	USD	110.00	USD	782	(4,389)
EchoStar Corp., Class A	131	10/17/25	USD	80.00	USD	1,000	(30,457)
EQT Corp.	31	10/17/25	USD	60.00	USD	169	(713)
Hilton Worldwide Holdings, Inc.	10	10/17/25	USD	300.00	USD	259	(900)
Intel Corp.	285	10/17/25	USD	35.00	USD	956	(38,047)
Intuit, Inc.	1	10/17/25	USD	730.00	USD	68	(228)
iShares China Large-Cap ETF	2,855	10/17/25	USD	45.00	USD	11,745	(21,412)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
JPMorgan Chase & Co.	79	10/17/25	USD	315.00	USD	2,492	$ (62,212)
JPMorgan Chase & Co.	31	10/17/25	USD	325.00	USD	978	(11,625)
Live Nation Entertainment, Inc.	23	10/17/25	USD	185.00	USD	376	(1,265)
McKesson Corp.	5	10/17/25	USD	780.00	USD	386	(6,100)
Micron Technology, Inc.	5	10/17/25	USD	160.00	USD	84	(5,663)
Tesla, Inc.	24	10/17/25	USD	420.00	USD	1,067	(85,980)
TJX Cos., Inc.	27	10/17/25	USD	150.00	USD	390	(1,013)
Trane Technologies PLC	3	10/17/25	USD	450.00	USD	127	(405)
Wells Fargo & Co.	76	10/17/25	USD	90.00	USD	637	(3,876)
Williams Cos., Inc.	40	10/17/25	USD	65.00	USD	253	(2,800)
Alphabet, Inc., Class C	25	11/21/25	USD	280.00	USD	609	(7,625)
Apple, Inc.	96	11/21/25	USD	255.00	USD	2,444	(96,720)
NVIDIA Corp.	40	11/21/25	USD	200.00	USD	746	(27,800)
SPDR Gold Shares(a)	2,323	11/21/25	USD	380.00	USD	82,576	(643,471)
Alphabet, Inc., Class C	108	12/19/25	USD	220.00	USD	2,630	(334,530)
Alphabet, Inc., Class C	50	12/19/25	USD	210.00	USD	1,218	(196,500)
Amazon.com, Inc.	64	12/19/25	USD	260.00	USD	1,405	(17,664)
Apple, Inc.	194	12/19/25	USD	240.00	USD	4,940	(430,195)
Apple, Inc.	52	12/19/25	USD	250.00	USD	1,324	(80,210)
Bank of America Corp.	58	12/19/25	USD	52.50	USD	299	(12,702)
Boeing Co.	13	12/19/25	USD	260.00	USD	281	(3,907)
Boeing Co.	13	12/19/25	USD	265.00	USD	281	(3,348)
Broadcom, Inc.	58	12/19/25	USD	380.00	USD	1,913	(70,905)
Broadcom, Inc.	14	12/19/25	USD	370.00	USD	462	(20,685)
Broadcom, Inc.	95	12/19/25	USD	410.00	USD	3,134	(65,075)
Cameco Corp.	19	12/19/25	USD	100.00	USD	159	(5,406)
Capital One Financial Corp.	30	12/19/25	USD	250.00	USD	638	(7,650)
Citigroup, Inc.	50	12/19/25	USD	100.00	USD	508	(33,750)
CRH PLC	32	12/19/25	USD	110.00	USD	384	(44,160)
Delta Air Lines, Inc.	6	12/19/25	USD	70.00	USD	34	(618)
Delta Air Lines, Inc.	1,272	12/19/25	USD	72.50	USD	7,219	(101,760)
JPMorgan Chase & Co.	16	12/19/25	USD	325.00	USD	505	(17,080)
Mastercard, Inc., Class A	16	12/19/25	USD	650.00	USD	910	(5,336)
Meta Platforms, Inc., Class A	10	12/19/25	USD	860.00	USD	734	(11,925)
Micron Technology, Inc.	14	12/19/25	USD	150.00	USD	234	(37,485)
Microsoft Corp.	104	12/19/25	USD	580.00	USD	5,387	(52,260)
NVIDIA Corp.	245	12/19/25	USD	220.00	USD	4,571	(100,450)
NVIDIA Corp.	191	12/19/25	USD	210.00	USD	3,564	(119,375)
Oracle Corp.	12	12/19/25	USD	280.00	USD	337	(35,280)
Oracle Corp.	293	12/19/25	USD	330.00	USD	8,240	(366,250)
Palantir Technologies, Inc., Class A	1	12/19/25	USD	200.00	USD	18	(1,388)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23	12/19/25	USD	270.00	USD	642	(58,592)
Tesla, Inc.	5	12/19/25	USD	460.00	USD	222	(22,162)
Tesla, Inc.	2	12/19/25	USD	500.00	USD	89	(6,220)
United Airlines Holdings, Inc.	8	12/19/25	USD	115.00	USD	77	(2,436)
United Airlines Holdings, Inc.	362	12/19/25	USD	125.00	USD	3,493	(55,205)
Alphabet, Inc., Class C	54	01/16/26	USD	250.00	USD	1,315	(84,375)
Amazon.com, Inc.	59	01/16/26	USD	270.00	USD	1,295	(15,694)
Apollo Global Management, Inc.	13	01/16/26	USD	170.00	USD	173	(1,625)
Apple, Inc.	48	01/16/26	USD	270.00	USD	1,222	(38,040)
Autodesk, Inc.	6	01/16/26	USD	350.00	USD	191	(4,740)
Bank of America Corp.	122	01/16/26	USD	60.00	USD	629	(6,405)
Boeing Co.	18	01/16/26	USD	270.00	USD	388	(5,418)
Broadcom, Inc.	26	01/16/26	USD	380.00	USD	858	(39,910)
Cameco Corp.	29	01/16/26	USD	95.00	USD	243	(14,717)
Capital One Financial Corp.	23	01/16/26	USD	260.00	USD	489	(5,233)
CRH PLC	24	01/16/26	USD	135.00	USD	288	(7,020)
DR Horton, Inc.	7	01/16/26	USD	210.00	USD	119	(1,715)
Eli Lilly & Co.	9	01/16/26	USD	900.00	USD	687	(16,267)
EQT Corp.	31	01/16/26	USD	65.00	USD	169	(3,968)
Intuitive Surgical, Inc.	4	01/16/26	USD	575.00	USD	179	(1,960)
iShares iBoxx $ High Yield Corporate Bond ETF	650	01/16/26	USD	82.00	USD	5,277	(11,700)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
JPMorgan Chase & Co.	22	01/16/26	USD	350.00	USD	694	$ (11,550)
Live Nation Entertainment, Inc.	17	01/16/26	USD	195.00	USD	278	(3,358)
McKesson Corp.	5	01/16/26	USD	840.00	USD	386	(8,925)
Meta Platforms, Inc., Class A	13	01/16/26	USD	920.00	USD	955	(10,855)
Micron Technology, Inc.	17	01/16/26	USD	155.00	USD	284	(43,477)
Microsoft Corp.	34	01/16/26	USD	605.00	USD	1,761	(13,005)
Netflix, Inc.	1	01/16/26	USD	1,500.00	USD	120	(1,395)
NVIDIA Corp.	101	01/16/26	USD	230.00	USD	1,884	(40,147)
Salesforce, Inc.	13	01/16/26	USD	310.00	USD	308	(3,621)
Tesla, Inc.	10	01/16/26	USD	480.00	USD	445	(44,625)
Valero Energy Corp.	9	01/16/26	USD	170.00	USD	153	(11,340)
Walt Disney Co.	19	01/16/26	USD	140.00	USD	218	(1,520)
							(3,857,036)
Put
SPDR S&P 500 ETF Trust	521	10/10/25	USD	645.00	USD	34,708	(58,352)
Boeing Co.	18	10/17/25	USD	200.00	USD	388	(2,169)
Circle Internet Group, Inc., Class A	127	10/17/25	USD	110.00	USD	1,684	(18,986)
Costco Wholesale Corp.	5	10/17/25	USD	850.00	USD	463	(408)
Freeport-McMoRan, Inc.	98	10/17/25	USD	40.00	USD	384	(20,041)
Hilton Worldwide Holdings, Inc.	7	10/17/25	USD	230.00	USD	182	(420)
Intuitive Surgical, Inc.	4	10/17/25	USD	410.00	USD	179	(660)
Live Nation Entertainment, Inc.	17	10/17/25	USD	135.00	USD	278	(2,083)
McKesson Corp.	5	10/17/25	USD	590.00	USD	386	(2,500)
Meta Platforms, Inc., Class A	39	10/17/25	USD	700.00	USD	2,864	(23,302)
Rheinmetall AG	6	10/17/25	EUR	1,400.00	EUR	1,191	(3,737)
SPDR S&P Regional Banking ETF	533	10/17/25	USD	59.00	USD	3,374	(16,523)
Walt Disney Co.	19	10/17/25	USD	105.00	USD	218	(475)
Alphabet, Inc., Class C	25	11/21/25	USD	210.00	USD	609	(6,463)
Amazon.com, Inc.	133	11/21/25	USD	200.00	USD	2,920	(51,205)
Apple, Inc.	44	11/21/25	USD	230.00	USD	1,120	(9,702)
Citigroup, Inc.	126	11/21/25	USD	90.00	USD	1,279	(15,246)
DR Horton, Inc.	32	11/21/25	USD	145.00	USD	542	(5,920)
DR Horton, Inc.	32	11/21/25	USD	155.00	USD	542	(12,160)
Euro Stoxx Banks	201	11/21/25	EUR	205.00	EUR	2,346	(18,584)
Intel Corp.	713	11/21/25	USD	25.00	USD	2,392	(20,320)
Intuit, Inc.	15	11/21/25	USD	630.00	USD	1,024	(17,550)
McDonald’s Corp.	53	11/21/25	USD	285.00	USD	1,611	(13,303)
MongoDB, Inc., Class A	29	11/21/25	USD	260.00	USD	900	(11,237)
SPDR Gold Shares(a)	1,548	11/21/25	USD	335.00	USD	55,027	(342,882)
Walt Disney Co.	64	11/21/25	USD	100.00	USD	733	(6,496)
Alphabet, Inc., Class C	97	12/19/25	USD	200.00	USD	2,362	(24,056)
Booking Holdings, Inc.	5	12/19/25	USD	4,900.00	USD	2,700	(56,125)
Broadcom, Inc.	95	12/19/25	USD	300.00	USD	3,134	(139,650)
EQT Corp.	488	12/19/25	USD	42.00	USD	2,656	(18,300)
EQT Corp.	488	12/19/25	USD	45.00	USD	2,656	(36,600)
NVIDIA Corp.	191	12/19/25	USD	160.00	USD	3,564	(84,995)
SPDR Gold Shares(a)	482	12/19/25	USD	310.00	USD	17,134	(33,740)
Valero Energy Corp.	84	12/19/25	USD	135.00	USD	1,430	(10,038)
Amazon.com, Inc.	59	01/16/26	USD	180.00	USD	1,295	(15,635)
Apollo Global Management, Inc.	13	01/16/26	USD	110.00	USD	173	(3,575)
Boeing Co.	18	01/16/26	USD	180.00	USD	388	(5,625)
Boston Scientific Corp.	41	01/16/26	USD	90.00	USD	400	(8,917)
Costco Wholesale Corp.	5	01/16/26	USD	840.00	USD	463	(6,025)
CRH PLC	24	01/16/26	USD	90.00	USD	288	(2,520)
EQT Corp.	31	01/16/26	USD	40.00	USD	169	(1,271)
Intuit, Inc.	2	01/16/26	USD	560.00	USD	137	(1,350)
Intuitive Surgical, Inc.	4	01/16/26	USD	380.00	USD	179	(3,780)
Live Nation Entertainment, Inc.	17	01/16/26	USD	130.00	USD	278	(2,975)
McKesson Corp.	5	01/16/26	USD	580.00	USD	386	(1,100)
Meta Platforms, Inc., Class A	13	01/16/26	USD	600.00	USD	955	(12,870)
Microsoft Corp.	34	01/16/26	USD	420.00	USD	1,761	(9,333)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Netflix, Inc.	1	01/16/26	USD	970.00	USD	120	$ (1,390)
NextEra Energy, Inc.	49	01/16/26	USD	60.00	USD	370	(2,254)
NVIDIA Corp.	101	01/16/26	USD	140.00	USD	1,884	(24,694)
Salesforce, Inc.	13	01/16/26	USD	195.00	USD	308	(5,298)
Walt Disney Co.	19	01/16/26	USD	95.00	USD	218	(2,071)
							(1,194,911)
							$ (5,051,947)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	10/08/25	JPY	151.00	USD	14,395	$ (7,989)
Put
EUR Currency	JPMorgan Chase Bank N.A.	10/01/25	USD	1.17	EUR	16,093	(265)
EUR Currency	Bank of America N.A.	10/08/25	USD	1.14	EUR	12,476	(498)
USD Currency	Bank of America N.A.	12/12/25	IDR	16,000.00	USD	4,659	(6,285)
USD Currency	Citibank N.A.	12/12/25	BRL	5.25	USD	4,659	(32,217)
USD Currency	HSBC Bank PLC	12/12/25	ZAR	16.80	USD	4,605	(23,269)
USD Currency	Citibank N.A.	12/15/25	MXN	18.00	USD	4,659	(26,570)
							(89,104)
							$ (97,093)
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/01/55	3.50%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	10/30/25	3.50%	USD	7,658	$ (5,215)
5-Year Interest Rate Swap, 11/16/30	3.10%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/14/25	3.10	USD	18,980	(25,945)
5-Year Interest Rate Swap, 11/20/30	3.10%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	11/18/25	3.10	USD	23,660	(36,096)
5-Year Interest Rate Swap, 11/22/30	3.05%	Annual	1-day SOFR, 4.24%	Annual	Morgan Stanley & Co. International PLC	11/20/25	3.05	USD	23,381	(29,546)
5-Year Interest Rate Swap, 11/23/30	3.07%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/21/25	3.07	USD	23,668	(33,827)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/26/25	3.15	USD	11,435	(4,534)
2-Year Interest Rate Swap, 12/24/27	2.85%	Annual	1-day SOFR, 4.24%	Annual	Morgan Stanley & Co. International PLC	12/22/25	2.85	USD	107,738	(72,032)
10-Year Interest Rate Swap, 01/01/36	3.30%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	12/30/25	3.30	USD	9,069	(34,063)
										(241,258)
Put
5-Year Interest Rate Swap, 12/14/30	1-day SOFR, 4.24%	Annual	3.55%	Annual	Goldman Sachs International	12/12/25	3.55	USD	25,403	(78,714)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 01/01/36	1-day SOFR, 4.24%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	12/30/25	4.00%	USD	9,069	$ (32,367)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 4.24%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	72,339	(201,102)
										(312,183)
										$ (553,441)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	4,216	$ (342,478)	$ (278,028)	$ (64,450)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,368	$ 268,237	$ 68,753	$ 199,484
iTraxx.XO.42.V3	5.00	Quarterly	12/20/29	B	EUR	23,079	2,779,002	1,789,286	989,716
iTraxx.XO.43.V2	5.00	Quarterly	06/20/30	B	EUR	951	121,674	88,582	33,092
							$ 3,168,913	$ 1,946,621	$ 1,222,292

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.24%	Annual	5.00%	Annual	N/A	10/02/25	USD	169,290	$ 848,259	$ 40	$ 848,219
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	2,893,937	52,553	21	52,532
1-day SOFR, 4.24%	Annual	4.40%	Annual	N/A	04/08/26	USD	43,825	117,406	52	117,354
1-day SOFR, 4.24%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,044	51,364	19	51,345
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,216	(14,462)	32	(14,494)
1-day SOFR, 4.24%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,249	61,881	39	61,842
1-day SOFR, 4.24%	Annual	4.50%	Annual	N/A	05/08/26	USD	25,254	110,336	35	110,301
1-day SOFR, 4.24%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,267	54,004	21	53,983
4.69%	Annual	1-day SOFR, 4.24%	Annual	N/A	10/02/26	USD	115,533	(1,388,161)	(8,628)	(1,379,533)
1-day SOFR, 4.24%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	19,696	113,225	36	113,189
1-day SOFR, 4.24%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	39,419	247,118	72	247,046
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	10/28/26	USD	39,747	(15,826)	98	(15,924)
1-day SOFR, 4.24%	Annual	4.07%	Annual	N/A	01/14/27	USD	36,165	149,392	107	149,285
1-day SOFR, 4.24%	Annual	3.47%	Annual	N/A	03/10/27	USD	9,910	(56,773)	32	(56,805)
1-day MIBOR, 5.74%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	203,365	30,085	16	30,069
1-day SOFR, 4.24%	Annual	4.10%	Annual	N/A	05/30/27	USD	30,153	281,209	112	281,097
1-day SOFR, 4.24%	Annual	4.15%	Annual	N/A	05/30/27	USD	30,153	310,519	119	310,400
1-day SOFR, 4.24%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,036	(8,629)	32	(8,661)
1-day SOFR, 4.24%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	10,250	165,050	47	165,003
1-day SOFR, 4.24%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	4,880	53,812	22	53,790
1-day SOFR, 4.24%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	4,880	56,623	22	56,601

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.24%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	9,761	$ 119,803	$ 44	$ 119,759
1-day SOFR, 4.24%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	19,787	275,227	90	275,137
1-day SOFR, 4.24%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	20,267	204,185	92	204,093
1-day SOFR, 4.24%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	27,289	111,189	118	111,071
3.45%	Annual	1-day SOFR, 4.24%	Annual	N/A	01/26/28	USD	24,493	(84,384)	106	(84,490)
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/26/28	USD	24,493	341,100	106	340,994
3.27%	Annual	1-day SOFR, 4.24%	Annual	02/05/26 (a)	02/05/28	USD	24,747	(5,866)	107	(5,973)
1-day SOFR, 4.24%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	24,747	289,318	107	289,211
1-day SONIA, 3.97%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	85,657	(548,937)	524	(549,461)
1-day SONIA, 3.97%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,480	259,888	(11)	259,899
1-day SOFR, 4.24%	Annual	3.50%	Annual	N/A	08/20/28	USD	22,532	71,856	96	71,760
1-day SOFR, 4.24%	Annual	4.42%	Annual	N/A	10/02/28	USD	81,301	2,423,137	12,095	2,411,042
1-day SOFR, 4.24%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,191	398,099	80	398,019
1-day SONIA, 3.97%	Annual	4.12%	Annual	N/A	11/17/28	GBP	6,091	60,802	188	60,614
1-day SONIA, 3.97%	Annual	4.12%	Annual	N/A	11/21/28	GBP	6,085	61,640	191	61,449
1-day SOFR, 4.24%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,232	18,575	97	18,478
6-mo. EURIBOR, 2.10%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	15,660	720,289	117	720,172
1-day MIBOR, 5.74%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	62,930	14,679	8	14,671
1-day MIBOR, 5.74%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	76,915	18,963	10	18,953
1-day SOFR, 4.24%	Annual	3.79%	Annual	N/A	03/29/29	USD	35,313	403,550	229	403,321
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/08/29	USD	21,208	416,791	143	416,648
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,044	345,990	108	345,882
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,216	501,566	171	501,395
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,604	252,875	86	252,789
6-mo. EURIBOR, 2.10%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	17,653	500,961	135	500,826
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,231	514,661	174	514,487
6-mo. EURIBOR, 2.10%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	12,874	346,204	104	346,100
1-day SOFR, 4.24%	Annual	3.66%	Annual	N/A	10/10/29	USD	12,616	38,895	97	38,798
1-day TIIEFONDEO, 7.85%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	291,100	31	291,069
1-day SONIA, 3.97%	Annual	4.00%	Annual	N/A	01/16/30	GBP	13,498	87,740	411	87,329
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/23/30	USD	13,498	303,343	111	303,232
1-day SOFR, 4.24%	Annual	3.23%	Annual	N/A	02/19/30	USD	14,200	(187,549)	119	(187,668)
1-day SOFR, 4.24%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,058	223,671	101	223,570
6-mo. EURIBOR, 2.10%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	2,989	(23,423)	32	(23,455)
0.02%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	N/A	08/26/31	EUR	9,317	1,475,219	123	1,475,096
1-day ESTR, 2,197.53%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	7,414	(70,087)	104	(70,191)
1-day SOFR, 4.24%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	13,769	(289,372)	127	(289,499)
1-day SOFR, 4.24%	Annual	4.31%	Annual	N/A	09/29/33	USD	121,626	6,418,140	8,767	6,409,373
4.40%	Annual	1-day SOFR, 4.24%	Annual	N/A	11/01/33	USD	11,317	(662,428)	158	(662,586)
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/12/34	USD	9,940	276,813	135	276,678
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,863	79,800	39	79,761
1-day MIBOR, 5.74%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	25,865	8,324	5	8,319
1-day MIBOR, 5.74%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	25,865	8,514	5	8,509
1-day SOFR, 4.24%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,496	(38,882)	129	(39,011)
1-day SOFR, 4.24%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,998	(30,002)	216	(30,218)
1-day SOFR, 4.24%	Annual	3.70%	Annual	N/A	01/06/35	USD	10,993	6,224	170	6,054
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	03/27/35	USD	10,876	66,919	173	66,746
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	07/09/35	USD	5,392	38,038	86	37,952
3.46%	Annual	1-day SOFR, 4.24%	Annual	12/15/26 (a)	12/15/36	USD	4,853	113,654	80	113,574
4.25%	Annual	1-day SOFR, 4.24%	Annual	N/A	09/29/43	USD	1,467	(56,645)	935	(57,580)
3.65%	Annual	1-day SOFR, 4.24%	Annual	N/A	11/03/53	USD	5,251	310,820	163	310,657
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,251	19,216	163	19,053
3.65%	Annual	1-day SOFR, 4.24%	Annual	N/A	11/02/54	USD	31,110	1,825,647	9,739	1,815,908
1-day SONIA, 3.97%	Annual	4.10%	Annual	N/A	11/07/54	GBP	4,800	(583,509)	22,607	(606,116)
								$ 18,901,326	$ 52,487	$ 18,848,839

(a)	Forward Swap.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Inflation Swaps
Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	1,425	$ 58,894	$ 30	$ 58,864
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	$ (85,034)	$ 74,627	$ (159,661)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(49,641)	42,060	(91,701)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	(13,571)	(2,614)	(10,957)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	800	(14,279)	7,363	(21,642)
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	190	(164)	8,048	(8,212)
							$ (162,689)	$ 129,484	$ (292,173)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	642	$ 7,381	$ 2,711	$ 4,670
ZF Europe Finance B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/28	BB-	EUR	145	10,394	11,238	(844)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	NR	EUR	102	13,623	(8,816)	22,439
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	103	12,968	6,384	6,584
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	290	21,954	18,461	3,493
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	290	21,953	18,900	3,053
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	662	108,629	82,778	25,851
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/30	NR	EUR	89	11,999	2,749	9,250
Eutelsat S.A.	5.00	Quarterly	BNP Paribas SA	12/20/30	NR	EUR	143	19,368	19,257	111
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB+	USD	80	15,153	15,262	(109)
								$ 243,422	$ 168,924	$ 74,498

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Fixing Repo Rates 7-day, 1.65%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	$ 224,498	$ —	$ 224,498
1-day BZDIOVER, 0.06%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(289,438)	—	(289,438)
1-day BZDIOVER, 0.06%	At Termination	10.07%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(261,278)	—	(261,278)
1-day BZDIOVER, 0.06%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(360,029)	—	(360,029)
1-day BZDIOVER, 0.06%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	(1,928)	—	(1,928)
1-day BZDIOVER, 0.06%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(345,127)	—	(345,127)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	$ (531,242)	$ —	$ (531,242)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(297,375)	—	(297,375)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(300,093)	—	(300,093)
1-day BZDIOVER, 0.06%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(293,139)	—	(293,139)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,259	(13,147)	—	(13,147)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,207	(19,737)	—	(19,737)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,285	(12,829)	—	(12,829)
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,259	(30,740)	—	(30,740)
									$ (2,531,604)	$ —	$ (2,531,604)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.69%, 4.24%	At Termination	Goldman Sachs International	N/A	12/19/25	USD	7,445	$ 24,433	$ —	$ 24,433
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.50%, 4.24%	At Termination	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	5,826	19,397	—	19,397
1-day SOFR minus 0.25%, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/19/25	USD	4,339	(7,972)	—	(7,972)
1-day SOFR minus 0.20%, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	2,836	(5,246)	—	(5,246)
1-day SOFR minus 0.15%, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	5,272	7,285	—	7,285
1-day SOFR plus 0.25%, 4.24%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/19/25	USD	2,443	(3,971)	—	(3,971)
									$ 33,926	$ —	$ 33,926
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
AMC Networks, Inc., Class A	Barclays Bank PLC	$ 214,446	08/23/26	0.20%	1D OBFR01	Monthly	$ 9,797
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.	438,965	02/09/26	0.20%	1D OBFR01	Monthly	18,313
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.	$ 67,671	02/09/26	0.20%	1D OBFR01	Monthly	$ 1,401
Flagstar Financial, Inc.	JPMorgan Chase Bank N.A.	1,164,893	02/09/26	0.20%	1D OBFR01	Monthly	(120,288)
Total long positions of equity swaps							(90,777)
Short Contracts(b)
Accelerant Holdings, Class A	Citibank N.A.	(206,483)	02/24/28	(0.15)%	1D OBFR01	Monthly	15,043
Atlantic Union Bankshares Corp.	JPMorgan Chase Bank N.A.	(55,025)	02/09/26	(0.15)%	1D OBFR01	Monthly	325
Bullish	Barclays Bank PLC	(1,008,230)	08/23/26	(1.75)%	1D OBFR01	Monthly	79,970
Community Financial System, Inc.	JPMorgan Chase Bank N.A.	(85,286)	02/09/26	(0.15)%	1D OBFR01	Monthly	2,251
CVB Financial Corp.	JPMorgan Chase Bank N.A.	(75,568)	02/09/26	(0.15)%	1D OBFR01	Monthly	4,826
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.	(2,404,453)	02/09/26	(0.59)%	1D OBFR01	Monthly	1,940
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	(104,077)	02/09/26	(0.15)%	1D OBFR01	Monthly	3,243
Servisfirst Bancshares, Inc.	JPMorgan Chase Bank N.A.	(109,817)	02/09/26	(0.15)%	1D OBFR01	Monthly	7,544
SPDR Bloomberg High Yield Bond ETF	Citibank N.A.	(4,883,185)	02/24/28	(0.48)%	1D OBFR01	Monthly	9,946
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.	(1,614,670)	02/09/26	(1.34)%	1D OBFR01	Monthly	767
Total short positions of equity swaps							125,855
Total long and short positions of equity swaps							35,078
Net dividends and financing fees							(18,397)
Total equity swap contracts including dividends and financing fees							$ 16,681

(a)
The Trust receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Trust pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 72,867,255	$ 6,314,984	$ 79,182,239
Common Stocks
Canada	18,868,054	—	—	18,868,054

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Cayman Islands	$ 2,141,087	$ —	$ —	$ 2,141,087
Chile	—	—	13,777	13,777
China	662,552	13,627,287	—	14,289,839
Denmark	—	6,478,662	—	6,478,662
France	—	24,566,507	—	24,566,507
Germany	—	3,140,774	—	3,140,774
India	—	—	—	—
Israel	—	—	3,966	3,966
Italy	—	23,879,856	—	23,879,856
Japan	—	731,901	—	731,901
Macau	—	495,694	—	495,694
Netherlands	—	16,658,063	—	16,658,063
Spain	—	6,427,819	—	6,427,819
Sweden	—	—	—	—
Taiwan	21,545,827	—	—	21,545,827
United Kingdom	3,639,800	34,425,453	404,030	38,469,283
United States	710,874,348	24,958,391	23,615,327	759,448,066
Corporate Bonds
Argentina	—	158,967	—	158,967
Australia	—	931,858	6,490,627	7,422,485
Belgium	—	198,829	—	198,829
Brazil	—	790,958	—	790,958
Canada	—	12,817,568	—	12,817,568
Chile	—	594,277	—	594,277
China	—	650,592	—	650,592
Colombia	—	628,312	—	628,312
Costa Rica	—	224,926	—	224,926
Czech Republic	—	274,728	—	274,728
Denmark	—	163,478	—	163,478
Finland	—	417,750	—	417,750
France	—	6,136,091	6,569,926	12,706,017
Germany	358,220	5,141,717	4,345,996	9,845,933
Greece	—	636,087	—	636,087
Hong Kong	—	196,038	—	196,038
India	—	2,385,731	2,444,928	4,830,659
Indonesia	—	204,600	—	204,600
Ireland	—	911,385	—	911,385
Italy	—	8,259,762	852,781	9,112,543
Japan	—	1,541,608	—	1,541,608
Jersey	—	491,685	—	491,685
Kuwait	—	295,664	—	295,664
Luxembourg	—	5,436,814	—	5,436,814
Macau	—	642,247	—	642,247
Mexico	586,067	3,363,539	—	3,949,606
Morocco	—	351,772	—	351,772
Netherlands	—	1,235,301	—	1,235,301
Panama	—	225,829	—	225,829
Peru	—	330,378	—	330,378
Singapore	—	206,042	—	206,042
Slovenia	—	121,267	—	121,267
South Africa	—	558,909	—	558,909
Spain	—	1,382,155	—	1,382,155
Sweden	—	2,419,899	—	2,419,899
Switzerland	—	316,878	—	316,878
Thailand	—	708,511	—	708,511
Turkey	—	209,000	—	209,000
Ukraine	—	445,319	—	445,319
United Arab Emirates	—	352,063	—	352,063
United Kingdom	—	13,359,994	1,693,116	15,053,110
United States	474,284	62,430,120	42,401,511	105,305,915
Uzbekistan	—	213,558	—	213,558
Vietnam	—	167,494	—	167,494
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed Rate Loan Interests	$ —	$ —	$ 9,833,391	$ 9,833,391
Floating Rate Loan Interests	—	66,698,592	60,966,962	127,665,554
Foreign Agency Obligations	—	12,470,352	—	12,470,352
Investment Companies	43,994,583	—	—	43,994,583
Municipal Bonds	—	3,544,133	—	3,544,133
Non-Agency Mortgage-Backed Securities	—	42,664,435	13,644,358	56,308,793
Preferred Securities
Capital Trusts	—	5,772,509	—	5,772,509
Preferred Stocks	—	—	71,538,645	71,538,645
U.S. Government Sponsored Agency Securities	—	172,642,490	—	172,642,490
Warrants
Brazil	971	—	—	971
Israel	—	—	219	219
United Kingdom	—	—	77,922	77,922
United States	24,525	5,559	5,860,975	5,891,059
Short-Term Securities
Money Market Funds	35,321,631	—	—	35,321,631
Options Purchased
Equity Contracts	6,202,124	—	—	6,202,124
Foreign Currency Exchange Contracts	—	40,560	—	40,560
Interest Rate Contracts	—	117,217	—	117,217
Unfunded Floating Rate Loan Interests(a)	—	8,996	—	8,996
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(10,365)	(10,365)
	$ 844,694,073	$ 670,752,205	$ 257,063,076	$ 1,772,509,354
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,297,743	$ —	$ 1,297,743
Equity Contracts	287,194	691,858	—	979,052
Foreign Currency Exchange Contracts	—	1,011,893	—	1,011,893
Interest Rate Contracts	2,203,239	23,155,002	—	25,358,241
Other Contracts	—	58,864	—	58,864
Liabilities
Credit Contracts	—	(357,576)	—	(357,576)
Equity Contracts	(6,672,814)	(160,194)	—	(6,833,008)
Foreign Currency Exchange Contracts	—	(833,479)	—	(833,479)
Interest Rate Contracts	(3,005,029)	(7,391,208)	—	(10,396,237)
	$ (7,187,410)	$ 17,472,903	$ —	$ 10,285,493

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 6,740,774	$ 23,231,324	$ 64,054,942	$ 11,953,466	$ 66,548,642	$ 12,039,211	$ 77,045,014
Transfers into Level 3	2,020	—	4,324,500	—	—	—	—
Transfers out of Level 3	—	—	—	—	(3,726,702)	—	—
Accrued discounts/premiums	11,862	—	406,631	8,893	118,615	160,411	—
Net realized gain (loss)	—	(18)	(1,667,368)	10,992	36,947	32,439	(6,130,527)
Net change in unrealized appreciation (depreciation)(a)	(439,672)	(6,762,478)	(2,483,208)	55,965	1,576,552	550	9,575,434

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Purchases	$ —	$ 7,568,272	$ 21,565,331	$ 23,148	$ 4,980,400	$ 2,090,696	$ 6,625,797
Sales	—	—	(21,401,943)	(2,219,073)	(8,567,492)	(678,949)	(15,577,073)
Closing balance, as of September 30, 2025	$ 6,314,984	$ 24,037,100	$ 64,798,885	$ 9,833,391	$ 60,966,962	$ 13,644,358	$ 71,538,645
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (439,672)	$ (6,762,478)	$ (2,029,922)	$ 68,591	$ 1,617,122	$ 32,989	$ 2,709,157

	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2024	$ (6,120)	$ 3,925,251	$ 265,532,504
Transfers into Level 3	—	959,200	5,285,720
Transfers out of Level 3	—	—	(3,726,702)
Accrued discounts/premiums	—	—	706,412
Net realized gain (loss)	—	—	(7,717,535)
Net change in unrealized appreciation (depreciation)(a)	(4,245)	1,054,665	2,573,563
Purchases	—	—	42,853,644
Sales	—	—	(48,444,530)
Closing balance, as of September 30, 2025	$ (10,365)	$ 5,939,116	$ 257,063,076
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (6,365)	$ 1,084,065	$ (3,726,513)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $22,397,441.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$24,023,319	Market	Revenue Multiple	1.05x - 10.00x	4.22x
			Volatility	56% - 80%	77%
			Time to Exit	0.3 - 5.4 years	4.0 years
			EBITDA	16.00x - 27.54x	25.46x
			Gross Profit Multiple	8.25x	—
			Discount for lack of marketability	9%	—
		Income	Discount Rate	10%	—

Asset Backed Securities	4,630,864	Income	Discount Rate	7%	—

Non-Agency Mortgage-Backed Securities	3,376,502	Income	Discount Rate	8%	—

Corporate Bonds	60,124,314	Income	Discount Rate	7% - 34%	14%
		Market	Revenue Mulltiple	1.00x - 3.50x	3.06x
			Volatility	60% -60%	60%
			Time to Exit	0.7 years	—
			EBITDA Multiple	12.75x	—

Floating Rate Loan Interests	56,518,021	Income	Discount Rate	6% - 15%	10%

Fixed Rate Loan Interests	8,969,671	Income	Discount Rate	7% - 8%	7%

Preferred Stocks	71,193,629	Market	Revenue Multiple	1.30x - 18.91x	8.52x
			Volatility	42% - 90%	73%
			Time to Exit	1.0 - 4.0 years	3.0 years
			EBITDA Multiple	7.96x -12.75x	9.15x
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
			Market Adjustment Multiple	0.20x - 1.10x	1.06x
		Income	Discount Rate	10% - 15%	12%

Warrants	5,829,315	Market	Revenue Multiple	3.50x -11.50x	9.60x
			Volatility	30% - 80%	66%
			Time to Exit	0.3 - 5.5 years	3.6 years
			Discount for lack of marketability	9%	—
	$234,665,635

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
Portfolio Abbreviation (continued)
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
KOSPI	Korea Composite Stock Price Index
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
RB	Revenue Bonds
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TIIEFONDEO	MXN - Overnight TIIE Funding Rate